Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.7%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd., Series 2018-1A, Class E, 11.677%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	$1,000	$ 953,196
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.566%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	500	471,474
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.811%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	2,000	1,796,956
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 12.514%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	2,000	1,950,766
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 11.356%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	2,000	1,867,186
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 12.364%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	3,000	2,938,794
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 12.005%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	3,000	2,918,436
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.405%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	4,500	4,542,268
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 12.346%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,018,488
Benefit Street Partners CLO XXXII, Ltd.:
Series 2023-32A, Class D, 9.614%, (3 mo. SOFR + 4.25%), 10/25/36(1)(2)	3,000	2,939,178
Series 2023-32A, Class E, 12.714%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	2,000	2,015,748
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.517%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	922,832
BlueMountain CLO XXV, Ltd., Series 2019-25A, Class ER, 12.905%, (3 mo. SOFR + 7.512%), 7/15/36(1)(2)	2,000	1,826,782
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.807%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	2,500	2,472,470
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 12.094%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,871,464
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.966%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	1,001,630
BlueMountain CLO, Ltd.:
Series 2016-3A, Class ER, 11.591%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	2,000	1,846,960
Series 2018-1A, Class E, 11.602%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	1,000	863,322
Bryant Park Funding, Ltd., Series 2023-21A, Class D, 10.935%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,000	3,004,758
Canyon Capital CLO, Ltd.:
Series 2016-2A, Class ER, 11.655%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	3,350	3,193,314
Series 2019-2A, Class ER, 12.405%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	960,629
Security	Principal Amount (000's omitted)	Value
Carlyle CLO C17, Ltd., Series C17A, Class DR, 11.652%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	$1,750	$ 1,647,751
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 12.155%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	2,000	1,842,014
Series 2014-4RA, Class D, 11.305%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,250	1,165,315
Series 2015-5A, Class DR, 12.377%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	962,516
Carlyle U.S. CLO Ltd.:
Series 2022-6A, Class DR, 10.128%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	5,400	5,455,523
Series 2022-6A, Class ER, 13.278%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	2,000	2,042,598
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 12.177%, (3 mo. SOFR + 6.762%), 10/20/32(1)(2)	1,500	1,463,121
Clover CLO, Ltd., Series 2019-1A, Class ER, 12.095%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	2,877	2,839,329
Dryden Senior Loan Fund:
Series 2015-41A, Class ER, 10.955%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	2,000	1,751,918
Series 2016-42A, Class ER, 11.205%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	1,000	883,810
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.766%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,000	1,001,856
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.553%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	2,025,974
Galaxy XIX CLO, Ltd., Series 2015-19A, Class D2R, 12.66%, (3 mo. SOFR + 7.262%), 7/24/30(1)(2)	1,600	1,551,869
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 12.301%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	3,275	3,197,906
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.927%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,100	1,038,765
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.59%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	1,000	970,327
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 11.427%, (3 mo. SOFR + 6.012%), 7/20/30(1)(2)	3,000	3,019,437
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.516%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,970,100
Madison Park Funding XVII, Ltd., Series 2015-17A, Class ER, 12.174%, (3 mo. SOFR + 6.762%), 7/21/30(1)(2)	2,000	1,986,078
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.444%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	3,000	3,009,324
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 11.805%, (3 mo. SOFR + 6.412%), 7/15/33(1)(2)	3,500	3,500,798
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 11.724%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	1,500	1,514,926
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 11.877%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	2,000	1,988,664

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 12.177%, (3 mo. SOFR + 6.762%), 4/20/31(1)(2)	$1,000	$ 986,270
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.878%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,000	1,992,180
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,564	1,452,638
Octagon 68, Ltd.:
Series 2023-1A, Class D, 9.551%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	5,000	4,914,475
Series 2023-1A, Class E, 12.591%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	2,000	2,000,850
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.514%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	2,000	1,952,708
Series 2018-2A, Class D, 11.256%, (3 mo. SOFR + 5.862%), 7/16/31(1)(2)	1,000	1,009,907
Series 2019-1A, Class DR, 12.139%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	2,000	2,010,982
Series 2021-3A, Class E, 11.806%, (3 mo. SOFR + 6.412%), 1/15/35(1)(2)	2,500	2,519,295
Series 2023-3A, Class D, 10.058%, (3 mo. SOFR + 4.70%), 1/20/37(1)(2)	3,500	3,512,397
RAD CLO 5, Ltd., Series 2019-5A, Class E, 12.36%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	4,550	4,495,637
RAD CLO 22, Ltd., Series 2023-22A, Class D, 10.372%, (3 mo. SOFR + 5.00%), 1/20/37(1)(2)	3,000	3,009,351
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 11.664%, (3 mo. SOFR + 6.262%), 4/17/30(1)(2)	450	434,290
Regatta XII Funding, Ltd., Series 2019-1A, Class ER, 12.005%, (3 mo. SOFR + 6.612%), 10/15/32(1)(2)	2,000	2,019,952
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 11.605%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	2,000	1,873,398
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 11.59%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	1,000	959,931
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 12.655%, (3 mo. SOFR + 7.262%), 1/15/33(1)(2)	1,800	1,810,228
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.927%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	1,000	849,894
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 12.447%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	575	557,521
Voya CLO, Ltd.:
Series 2015-3A, Class DR, 11.877%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	3,000	2,431,704
Series 2016-3A, Class DR, 11.737%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	1,400	1,202,369
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.895%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	2,000	1,868,540
Total Asset-Backed Securities (identified cost $135,863,997)		$ 133,071,087

Closed-End Funds — 1.7%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 20,638,300
Total Closed-End Funds (identified cost $26,062,179)		$ 20,638,300

Collateralized Mortgage Obligations — 18.1%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$2,803	$ 2,547,754
Federal Home Loan Mortgage Corp.:
Series 1702, Class PZ, 6.50%, 3/15/24	15	14,906
Series 2113, Class QG, 6.00%, 1/15/29	127	127,563
Series 2122, Class K, 6.00%, 2/15/29	24	24,005
Series 2130, Class K, 6.00%, 3/15/29	16	16,510
Series 2167, Class BZ, 7.00%, 6/15/29	19	19,692
Series 2182, Class ZB, 8.00%, 9/15/29	184	188,448
Series 2198, Class ZA, 8.50%, 11/15/29	165	169,137
Series 2458, Class ZB, 7.00%, 6/15/32	313	324,354
Series 3762, Class SH, 0.00%, (9.771% - 30-day average SOFR x 2.00, Floor 0.00%), 11/15/40(4)	376	306,316
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,079,053
Series 4273, Class SP, 0.00%, (11.695% - 30-day average SOFR x 2.667, Floor 0.00%), 11/15/43(4)	503	426,700
Series 4678, Class PC, 3.00%, 1/15/46	2,303	2,155,029
Series 5028, Class TZ, 2.00%, 10/25/50	2,658	1,470,558
Series 5035, Class AZ, 2.00%, 11/25/50	8,145	4,107,243
Series 5083, Class SK, 0.00%, (3.867% - 30-day average SOFR x 1.333, Floor 0.00%), 3/25/51(4)	2,047	1,257,025
Series 5327, Class B, 6.00%, 8/25/53	5,000	5,239,935
Interest Only:(5)
Series 284, Class S6, 0.647%, (5.986% - 30-day average SOFR), 10/15/42(4)	1,028	111,751
Series 362, Class C7, 3.50%, 9/15/47	4,268	766,083
Series 362, Class C11, 4.00%, 12/15/47	3,969	799,881
Series 4067, Class JI, 3.50%, 6/15/27	488	18,469
Series 4070, Class S, 0.647%, (5.986% - 30-day average SOFR), 6/15/32(4)	2,222	153,806
Series 4094, Class CS, 0.547%, (5.886% - 30-day average SOFR), 8/15/42(4)	606	63,965
Series 4095, Class HS, 0.647%, (5.986% - 30-day average SOFR), 7/15/32(4)	454	19,405
Series 4109, Class ES, 0.697%, (6.036% - 30-day average SOFR), 12/15/41(4)	81	9,047
Series 4110, Class SA, 0.197%, (5.536% - 30-day average SOFR), 9/15/42(4)	1,886	143,224
Series 4149, Class S, 0.797%, (6.136% - 30-day average SOFR), 1/15/33(4)	1,180	86,801
Series 4188, Class AI, 3.50%, 4/15/28	378	12,483
Series 4203, Class QS, 0.797%, (6.136% - 30-day average SOFR), 5/15/43(4)	2,169	148,161
Series 4408, Class IP, 3.50%, 4/15/44	1,402	181,634
Series 4435, Class BI, 3.50%, 7/15/44	2,832	421,034
Series 4629, Class QI, 3.50%, 11/15/46	1,178	232,503

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4644, Class TI, 3.50%, 1/15/45	$1,267	$ 179,171
Series 4744, Class IO, 4.00%, 11/15/47	2,021	391,994
Series 4749, Class IL, 4.00%, 12/15/47	901	175,005
Series 4793, Class SD, 0.747%, (6.086% - 30-day average SOFR), 6/15/48(4)	4,311	481,377
Series 4966, Class SY, 0.598%, (5.936% - 30-day average SOFR), 4/25/50(4)	11,315	1,501,960
Principal Only:(6)
Series 242, Class PO, 0.00%, 11/15/36	1,729	1,400,757
Series 259, Class PO, 0.00%, 4/15/39	1,097	877,244
Series 3606, Class PO, 0.00%, 12/15/39	1,167	905,759
Series 4417, Class KO, 0.00%, 12/15/43	184	122,480
Series 4478, Class PO, 0.00%, 5/15/45	559	415,458
Federal National Mortgage Association:
Series 1994-45, Class Z, 6.50%, 2/25/24	0(7)	82
Series 1994-89, Class ZQ, 8.00%, 7/25/24	22	21,718
Series 1996-57, Class Z, 7.00%, 12/25/26	71	71,033
Series 1997-77, Class Z, 7.00%, 11/18/27	48	49,353
Series 1998-44, Class ZA, 6.50%, 7/20/28	60	61,431
Series 1999-45, Class ZG, 6.50%, 9/25/29	17	17,817
Series 2000-22, Class PN, 6.00%, 7/25/30	244	244,495
Series 2002-21, Class PE, 6.50%, 4/25/32	175	182,168
Series 2005-75, Class CS, 2.392%, (23.742% - 30-day average SOFR x 4.00), 9/25/35(4)	520	596,391
Series 2007-74, Class AC, 5.00%, 8/25/37	2,014	2,027,635
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day average SOFR x 10.00, Cap 6.00%), 6/25/41(4)	205	198,827
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,314	1,083,585
Series 2013-6, Class TA, 1.50%, 1/25/43	1,168	1,022,431
Series 2013-67, Class NF, 5.00%, (30-day average SOFR + 1.114%), 7/25/43(2)	947	887,508
Series 2017-15, Class LE, 3.00%, 6/25/46	441	427,147
Series 2017-48, Class LG, 2.75%, 5/25/47	1,330	1,163,786
Interest Only:(5)
Series 2011-101, Class IC, 3.50%, 10/25/26	1,063	27,860
Series 2011-101, Class IE, 3.50%, 10/25/26	337	8,745
Series 2012-33, Class CI, 3.50%, 3/25/27	505	8,940
Series 2012-118, Class IN, 3.50%, 11/25/42	2,820	554,087
Series 2012-124, Class IO, 1.526%, 11/25/42(8)	1,198	56,650
Series 2012-125, Class IG, 3.50%, 11/25/42	8,910	1,888,083
Series 2012-150, Class SK, 0.698%, (6.036% - 30-day average SOFR), 1/25/43(4)	1,616	176,661
Series 2013-12, Class SP, 0.198%, (5.536% - 30-day average SOFR), 11/25/41(4)	284	4,571
Series 2013-15, Class DS, 0.748%, (6.086% - 30-day average SOFR), 3/25/33(4)	3,547	217,470
Series 2013-16, Class SY, 0.698%, (6.036% - 30-day average SOFR), 3/25/43(4)	883	129,135
Series 2013-64, Class PS, 0.798%, (6.136% - 30-day average SOFR), 4/25/43(4)	1,185	84,161
Series 2013-75, Class SC, 0.798%, (6.136% - 30-day average SOFR), 7/25/42(4)	1,502	36,021
Series 2014-32, Class EI, 4.00%, 6/25/44	336	57,777
Series 2014-55, Class IN, 3.50%, 7/25/44	707	135,203
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2014-89, Class IO, 3.50%, 1/25/45	$935	$ 181,910
Series 2015-52, Class MI, 3.50%, 7/25/45	825	159,695
Series 2018-21, Class IO, 3.00%, 4/25/48	3,777	670,509
Series 2019-1, Class AS, 0.548%, (5.886% - 30-day average SOFR), 2/25/49(4)	6,245	449,015
Series 2019-33, Class SK, 0.598%, (5.936% - 30-day average SOFR), 7/25/49(4)	3,988	368,493
Series 2020-23, Class SP, 0.598%, (5.936% - 30-day average SOFR), 2/25/50(4)	3,499	469,177
Principal Only:(6)
Series 379, Class 1, 0.00%, 5/25/37	1,075	854,454
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,811	1,485,997
Government National Mortgage Association:
Series 2017-121, Class DF, 5.00%, (1 mo. SOFR + 0.614%), 8/20/47(2)	3,047	2,944,572
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.614%), 9/20/47(2)	1,612	1,557,152
Series 2018-6, Class JZ, 4.00%, 1/20/48	5,257	5,114,075
Series 2021-160, Class NZ, 3.00%, 9/20/51	1,526	937,782
Series 2021-165, Class MZ, 2.50%, 9/20/51	9,267	5,766,359
Series 2022-189, Class US, 3.162%, (22.733% - 30-day average SOFR x 3.667), 11/20/52(4)	4,405	4,451,190
Series 2023-56, Class ZE, 6.00%, 4/20/53	10,407	11,180,674
Series 2023-63, Class S, 2.978%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(4)	4,872	4,897,894
Series 2023-65, Class SD, 2.978%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(4)	5,931	6,218,374
Series 2023-96, Class BL, 6.00%, 7/20/53	4,326	4,547,291
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,628,717
Series 2023-97, Class CB, 6.00%, 7/20/53	10,000	10,462,072
Series 2023-99, Class AL, 6.00%, 7/20/53	2,500	2,628,895
Series 2023-102, Class SG, 2.654%, (22.546% - 30-day average SOFR x 3.727), 7/20/53(4)	8,330	8,342,562
Series 2023-115, Class AL, 6.00%, 8/20/53	8,500	8,931,752
Series 2023-116, Class CY, 6.00%, 8/20/53	5,000	5,253,284
Series 2023-133, Class S, 5.587%, (21.60% - 30-day average SOFR x 3.00), 9/20/53(4)	4,272	4,489,187
Series 2023-149, Class S, 5.437%, (21.45% - 30-day average SOFR x 3.00), 10/20/53(4)	4,986	5,313,603
Series 2023-150, Class AS, 6.977%, (27.528% - 30-day average SOFR x 3.85), 10/20/53(4)	3,979	4,322,631
Series 2023-153, Class SM, 6.649%, (28.00% - 30-day average SOFR x 4.00), 10/20/53(4)	4,977	5,405,034
Series 2023-164, Class EL, 6.00%, 11/20/53	6,000	6,344,356
Series 2023-165, Class DY, 6.00%, 11/20/53	12,000	12,563,672
Series 2023-165, Class EY, 6.50%, 11/20/53	30,000	32,586,327
Series 2023-173, Class AX, 6.00%, 11/20/53	6,000	6,333,793
Series 2023-181, Class CL, 6.50%, 11/20/53	2,000	2,186,087
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,124,315
Interest Only:(5)
Series 2017-104, Class SD, 0.728%, (6.086% - 1 mo. SOFR), 7/20/47(4)	2,370	259,573
Series 2020-151, Class AI, 2.00%, 10/20/50	11,455	1,397,989
Series 2020-154, Class PI, 2.50%, 10/20/50	10,417	1,379,575
Series 2020-176, Class HI, 2.50%, 11/20/50	12,159	1,617,958

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-131, Class QI, 3.00%, 7/20/51	$9,714	$ 1,183,799
Series 2021-193, Class IU, 3.00%, 11/20/49	20,634	2,657,121
Series 2021-209, Class IW, 3.00%, 11/20/51	13,474	1,652,603
Total Collateralized Mortgage Obligations (identified cost $259,093,680)		$ 224,853,969

Commercial Mortgage-Backed Securities — 5.3%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(8)	$910	$ 323,240
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(8)	3,505	866,152
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.54%, 2/15/50(1)(8)	2,200	1,487,716
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 6.576%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	2,000	1,930,316
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.752%, 1/10/48(8)	1,300	1,144,528
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(8)	3,500	2,714,420
Series 2016-C7, Class D, 4.368%, 12/10/54(1)(8)	1,675	1,165,945
CGMS Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,100	830,740
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.463%, 8/10/50(1)(8)	6,384	5,719,502
Series 2014-CR21, Class C, 4.416%, 12/10/47(8)	2,000	1,852,831
Series 2015-CR22, Class D, 4.067%, 3/10/48(1)(8)	4,100	3,247,140
CSMC Trust:
Series 2016-NXSR, Class C, 4.426%, 12/15/49(8)	2,770	2,068,676
Series 2016-NXSR, Class D, 4.426%, 12/15/49(1)(8)	3,000	1,897,248
Series 2021-WEHO, Class A, 9.446%, (1 mo. SOFR + 4.083%), 4/15/26(1)(2)	72	70,764
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.702%, (30-day average SOFR + 3.364%), 10/15/49(1)(2)	1,495	1,459,418
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(8)	5,276	3,468,522
Series 2014-C23, Class D, 3.982%, 9/15/47(1)(8)	3,488	3,014,589
Series 2014-C25, Class D, 3.932%, 11/15/47(1)(8)	4,400	1,902,106
Series 2015-C29, Class D, 3.686%, 5/15/48(8)	2,000	1,369,292
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 3.983%, 1/15/46(1)(8)	564	513,443
Series 2013-C16, Class D, 4.854%, 12/15/46(1)(8)	3,500	2,762,765
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	366,049
Series 2021-MHC, Class C, 6.776%, (1 mo. SOFR + 1.414%), 4/15/38(1)(2)	1,900	1,875,910
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.352%, 6/15/47(8)(9)	363	339,388
Series 2015-C23, Class D, 4.138%, 7/15/50(1)(8)(9)	2,670	2,318,759
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Bank of America Merrill Lynch Trust: (continued)
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(9)	$3,577	$ 2,690,386
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(8)(9)	1,600	920,428
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(9)	4,489	2,083,706
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR + 3.642%), 5/15/36(1)(2)(9)	1,845	1,772,078
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.97%, 4/10/46(1)(8)	3,803	3,151,901
VMC Finance, LLC, Series 2021-HT1, Class B, 9.973%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)	6,000	5,815,993
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 3.954%, 7/15/46(1)(8)	3,000	817,204
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	1,676,625
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,334,485
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	895,130
Total Commercial Mortgage-Backed Securities (identified cost $82,877,383)		$ 65,867,395

Common Stocks — 0.7%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services, LLC(10)(11)(12)	30	$ 0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco, Ltd.(10)(11)(12)	43,048	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(11)(12)	26,092	$ 547,932
Phoenix Services International, LLC(11)(12)	17,026	161,747
Phoenix Services International, LLC(11)(12)	1,554	14,763
		$ 724,442
Containers and Glass Products — 0.1%
LG Parent Holding Co.(11)(12)	166,175	$ 1,017,822
		$ 1,017,822
Electronics/Electrical — 0.0%(13)
Skillsoft Corp.(11)(12)	7,153	$ 125,750
		$ 125,750
Entertainment — 0.0%(13)
New Cineworld, Ltd.(11)(12)	12,854	$ 218,518
		$ 218,518

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care — 0.1%
Akorn Holding Company, LLC, Class A(10)(11)(12)	42,374	$ 0
Envision Parent, Inc.(11)(12)	146,518	1,291,190
		$ 1,291,190
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(11)(12)	246,099	$ 1,876,505
Serta SSB Equipment Co.(10)(11)(12)	246,099	0
		$ 1,876,505
Investment Companies — 0.0%(13)
Aegletes B.V.(11)(12)	11,215	$ 27,056
Jubilee Topco, Ltd., Class A(10)(11)(12)	807,124	0
		$ 27,056
Media — 0.0%(13)
National CineMedia, Inc.(11)(12)	129,078	$ 534,383
		$ 534,383
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(11)(12)	14,636	$ 1,212,958
		$ 1,212,958
Oil and Gas — 0.0%(13)
AFG Holdings, Inc.(10)(11)(12)	29,751	$ 66,047
McDermott International, Ltd.(11)(12)	93,940	23,645
		$ 89,692
Pharmaceuticals — 0.1%
Covis Midco 1 S.a.r.l., Class A(11)(12)	560	$ 285
Covis Midco 1 S.a.r.l., Class B(11)(12)	560	285
Covis Midco 1 S.a.r.l., Class C(11)(12)	560	286
Covis Midco 1 S.a.r.l., Class D(11)(12)	560	286
Covis Midco 1 S.a.r.l., Class E(11)(12)	560	286
Mallinckrodt International Finance S.A.(11)(12)	31,584	1,208,088
		$ 1,209,516
Retailers (Except Food and Drug) — 0.0%(13)
Phillips Feed Service, Inc.(10)(11)(12)	582	$ 37,131
		$ 37,131
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(10)(11)(12)	37,259	$ 0
		$ 0
Utilities — 0.0%(13)
Longview Intermediate Holdings, LLC, Class A(11)(12)	10,730	$ 86,591
		$ 86,591
Total Common Stocks (identified cost $12,626,565)		$ 8,451,554

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Energy — 0.1%
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	$1,440	$ 1,297,440
		$ 1,297,440
Transportation — 0.1%
CryoPort, Inc., 0.75%, 12/1/26(1)	$2,335	$ 1,862,162
		$ 1,862,162
Total Convertible Bonds (identified cost $3,240,367)		$ 3,159,602

Corporate Bonds — 52.0%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.5%
Boeing Co., 5.04%, 5/1/27		475	$ 479,400
Bombardier, Inc.:
7.125%, 6/15/26(1)		736	733,233
7.875%, 4/15/27(1)		1,795	1,797,012
8.75%, 11/15/30(1)		1,125	1,199,197
Moog, Inc., 4.25%, 12/15/27(1)		955	902,709
Rolls-Royce PLC:
5.75%, 10/15/27(1)		2,954	2,960,921
5.75%, 10/15/27(14)	GBP	200	256,523
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		567	502,165
9.375%, 11/30/29(1)		220	241,015
TransDigm, Inc.:
5.50%, 11/15/27		2,552	2,502,396
6.25%, 3/15/26(1)		2,408	2,406,284
6.75%, 8/15/28(1)		1,812	1,856,090
7.50%, 3/15/27		2,862	2,878,288
			$ 18,715,233
Agriculture — 0.3%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		1,657	$ 1,659,337
Imperial Brands Finance PLC:
3.125%, 7/26/24(1)		300	295,129
6.125%, 7/27/27(1)		475	488,065
Philip Morris International, Inc., 5.125%, 11/17/27		750	763,867
			$ 3,206,398
Air Transport — 0.6%
American Airlines, Inc., 7.25%, 2/15/28(1)		478	$ 483,901
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)		1,627	1,616,128

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Air Transport (continued)
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		791	$ 778,387
Deutsche Lufthansa AG, 4.382% to 2/12/26, 8/12/75(14)(15)	EUR	200	216,136
Gatwick Airport Finance PLC, 4.375%, 4/7/26(14)	GBP	300	367,577
Heathrow Finance PLC:
4.125% to 3/1/24, 9/1/29(3)(14)	GBP	100	110,576
4.75%, 3/1/24(14)	GBP	225	286,110
International Consolidated Airlines Group S.A., 3.75%, 3/25/29(14)	EUR	100	107,339
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		1,693	1,698,641
United Airlines, Inc.:
4.375%, 4/15/26(1)		835	814,284
4.625%, 4/15/29(1)		1,276	1,194,694
			$ 7,673,773
Airlines — 0.2%
Air Canada:
3.875%, 8/15/26(1)		2,039	$ 1,949,324
4.625%, 8/15/29(1)	CAD	717	501,546
			$ 2,450,870
Auto Components — 0.2%
Daimler Truck Finance North America, LLC, 2.00%, 12/14/26(1)		550	$ 506,222
General Motors Financial Co., Inc., 1.50%, 6/10/26		625	572,909
Hyundai Capital America, 1.30%, 1/8/26(1)		350	323,264
Nissan Motor Acceptance Co., LLC, 6.95%, 9/15/26(1)		450	465,112
Volkswagen Group of America Finance, LLC, 1.25%, 11/24/25(1)		525	487,805
			$ 2,355,312
Automotive — 1.9%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	$ 474,481
4.75%, 3/1/30		1,134	1,059,858
5.00%, 2/15/32(1)		217	197,463
Clarios Global, L.P./Clarios U.S. Finance Co.:
4.375%, 5/15/26(14)	EUR	400	439,356
6.25%, 5/15/26(1)		1,504	1,506,892
6.75%, 5/15/25(1)		432	436,072
8.50%, 5/15/27(1)		3,484	3,502,678
Dana Financing Luxembourg S.a.r.l., 8.50%, 7/15/31(14)	EUR	200	242,263
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		1,610	1,453,539
Ford Motor Co.:
3.25%, 2/12/32		2,825	2,350,743
4.75%, 1/15/43		1,274	1,053,164
7.45%, 7/16/31		457	498,156
9.625%, 4/22/30		201	237,046
Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Forvia SE:
2.375%, 6/15/29(14)	EUR	100	$ 100,873
2.75%, 2/15/27(14)	EUR	260	275,470
3.75%, 6/15/28(14)	EUR	100	108,462
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29		1,433	1,355,713
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(16)		200	196,510
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(14)(16)	EUR	100	120,534
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24(14)	EUR	100	110,310
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	588,627
4.375%, 1/15/31(1)		1,171	1,065,668
4.625%, 12/15/27(1)		514	494,362
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,823	1,573,697
Renault S.A.:
2.375%, 5/25/26(14)	EUR	100	107,098
2.50%, 6/2/27(14)	EUR	600	636,196
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,297	1,181,900
4.875%, 11/15/31(1)		1,081	964,757
TI Automotive Finance PLC, 3.75%, 4/15/29(14)	EUR	112	113,684
Volkswagen International Finance N.V., 3.875% to 6/17/29(14)(15)(17)	EUR	400	405,956
Wheel Pros, Inc., 6.50%, 5/15/29(1)		1,069	327,381
ZF Europe Finance B.V., 6.125%, 3/13/29(14)	EUR	200	235,259
ZF Finance GmbH:
2.00%, 5/6/27(14)	EUR	100	102,335
5.75%, 8/3/26(14)	EUR	100	114,246
			$ 23,630,749
Banks — 1.0%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(15)		400	$ 409,000
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(15)		200	210,920
Australia & New Zealand Banking Group, Ltd., 4.829%, 2/3/25(1)		900	899,938
Bank of New York Mellon Corp. (The), 4.947% to 4/26/26, 4/26/27(15)		600	600,429
Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/24(1)		1,025	999,053
Canadian Imperial Bank of Commerce:
3.30%, 4/7/25		500	488,793
5.144%, 4/28/25		650	650,546
Citizens Bank N.A., 6.064% to 10/24/24, 10/24/25(15)		700	683,130
Danske Bank A/S, 6.259% to 9/22/25, 9/22/26(1)(15)		500	508,937
Deutsche Bank AG, 7.146% to 7/13/26, 7/13/27(15)		150	155,782
Discover Bank, 2.45%, 9/12/24		1,000	976,766
Intesa Sanpaolo SpA, 7.00%, 11/21/25(1)		925	948,293
KeyBank N.A., 4.15%, 8/8/25		500	484,987
PNC Financial Services Group, Inc., 6.615% to 10/20/26, 10/20/27(15)		500	518,873

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Banks (continued)
Santander UK Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(15)		1,175	$ 1,197,479
Sumitomo Mitsui Trust Bank, Ltd., 5.55%, 9/14/28(1)		350	360,263
Toronto-Dominion Bank (The), 5.523%, 7/17/28		750	772,710
U.S. Bancorp, 5.775% to 6/12/28, 6/12/29(15)		1,100	1,130,868
UBS Group AG, 6.442% to 8/11/27, 8/11/28(1)(15)		950	987,187
			$ 12,983,954
Banks and Thrifts — 0.5%
American Express Co., 2.55%, 3/4/27		525	$ 492,058
BPCE S.A., 5.15%, 7/21/24(1)		950	942,046
HSBC Holdings PLC, 6.161% to 3/9/28, 3/9/29(15)		1,375	1,420,745
Swedbank AB, 3.356%, 4/4/25(1)		975	955,105
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(15)		1,500	1,302,541
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(15)		686	656,345
			$ 5,768,840
Beverage and Tobacco — 0.1%
BAT Capital Corp., 3.557%, 8/15/27		277	$ 264,533
JDE Peet's NV, 0.80%, 9/24/24(1)		800	769,709
			$ 1,034,242
Biotechnology — 0.0%(13)
Royalty Pharma PLC, 1.20%, 9/2/25		525	$ 490,100
			$ 490,100
Building and Development — 1.9%
Ashton Woods USA, LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		392	$ 349,050
4.625%, 4/1/30(1)		390	350,049
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,498	2,256,907
5.00%, 3/1/30(1)		1,085	1,048,901
Castle UK Finco PLC, 9.252%, (3 mo. EURIBOR + 5.25%), 5/15/28(2)(14)	EUR	200	205,053
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		37	32,256
Emerald Debt Merger Sub, LLC:
6.375%, 12/15/30(14)	EUR	400	473,550
6.625%, 12/15/30(1)		1,117	1,142,267
James Hardie International Finance DAC, 3.625%, 10/1/26(14)	EUR	400	436,469
KB Home:
4.00%, 6/15/31		86	77,147
4.80%, 11/15/29		556	532,181
Masonite International Corp., 5.375%, 2/1/28(1)		570	547,975
Meritage Homes Corp., 3.875%, 4/15/29(1)		596	548,320
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		559	495,369
Mohawk Industries, Inc., 5.85%, 9/18/28		275	285,318
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	$ 1,084,159
7.50%, 10/15/27(1)		225	226,207
PGT Innovations, Inc., 4.375%, 10/1/29(1)		1,456	1,452,386
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		3,078	3,035,045
SRS Distribution, Inc.:
6.00%, 12/1/29(1)		692	646,028
6.125%, 7/1/29(1)		1,195	1,134,336
Standard Industries, Inc.:
2.25%, 11/21/26(14)	EUR	450	471,297
3.375%, 1/15/31(1)		1,634	1,408,117
4.375%, 7/15/30(1)		1,779	1,635,938
5.00%, 2/15/27(1)		457	445,896
Summit Materials, LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		1,300	1,370,628
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		808	812,965
White Cap Buyer, LLC, 6.875%, 10/15/28(1)		719	696,899
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(16)		691	688,694
			$ 23,889,407
Business Equipment and Services — 0.8%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,900	$ 1,829,614
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)		2,443	2,432,468
9.75%, 7/15/27(1)		1,148	1,126,207
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
3.625%, 6/1/28(14)	EUR	300	291,752
4.625%, 6/1/28(1)		776	710,032
4.625%, 6/1/28(1)		549	499,720
4.875%, 6/1/28(14)	GBP	100	107,788
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		2,576	2,537,721
7.125%, 7/31/26(14)		350	344,799
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 7/15/25(14)	EUR	100	108,264
			$ 9,988,365
Cable and Satellite Television — 1.8%
Altice Financing S.A.:
3.00%, 1/15/28(14)	EUR	100	$ 98,914
4.25%, 8/15/29(14)	EUR	100	98,279
5.00%, 1/15/28(1)		814	738,511
Altice France S.A.:
2.125%, 2/15/25(14)	EUR	100	106,754
2.50%, 1/15/25(14)	EUR	300	320,168
3.375%, 1/15/28(14)	EUR	100	87,916
5.125%, 7/15/29(1)		767	597,768
5.50%, 1/15/28(1)		841	693,291

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
Altice France S.A.: (continued)
5.875%, 2/1/27(14)	EUR	100	$ 98,789
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,263	1,980,703
4.50%, 8/15/30(1)		2,140	1,932,033
4.50%, 5/1/32		771	661,356
4.75%, 3/1/30(1)		1,789	1,637,293
4.75%, 2/1/32(1)		1,044	921,956
5.00%, 2/1/28(1)		1,755	1,680,522
5.375%, 6/1/29(1)		595	561,669
6.375%, 9/1/29(1)		1,974	1,949,311
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.908%, 7/23/25		950	941,508
DISH Network Corp., 11.75%, 11/15/27(1)		1,293	1,350,761
UPC Holding B.V., 5.50%, 1/15/28(1)		593	559,617
Virgin Media Finance PLC:
3.75%, 7/15/30(14)	EUR	125	127,127
5.00%, 7/15/30(1)		946	835,235
Virgin Media Secured Finance PLC, 5.25%, 5/15/29(14)	GBP	200	237,870
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(14)	GBP	725	853,130
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,862	1,750,651
VZ Vendor Financing II B.V., 2.875%, 1/15/29(14)	EUR	100	97,246
Ziggo B.V., 4.875%, 1/15/30(1)		628	560,921
Ziggo Bond Co., B.V.:
3.375%, 2/28/30(14)	EUR	230	215,227
6.00%, 1/15/27(1)		745	725,773
			$ 22,420,299
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 880,023
4.125%, 4/15/29(1)		733	669,658
			$ 1,549,681
Chemicals — 0.2%
Calderys Financing, LLC, 11.25%, 6/1/28(1)		1,888	$ 1,979,833
			$ 1,979,833
Chemicals and Plastics — 1.1%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		1,242	$ 898,462
Avient Corp., 7.125%, 8/1/30(1)		1,551	1,614,434
Celanese US Holdings, LLC, 6.35%, 11/15/28		725	761,022
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		545	447,735
Herens Midco S.a.r.l., 5.25%, 5/15/29(14)	EUR	400	275,981
INEOS Finance PLC:
2.875%, 5/1/26(14)	EUR	100	107,244
3.375%, 3/31/26(14)	EUR	100	108,644
Italmatch Chemicals SpA, 10.00%, 2/6/28(14)	EUR	200	228,778
Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		1,242	$ 1,047,206
4.875%, 6/1/24(1)		1,276	1,266,060
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		1,759	1,633,408
Olympus Water US Holding Corp.:
3.875%, 10/1/28(14)	EUR	110	111,647
9.625%, 11/15/28(14)	EUR	125	148,335
9.75%, 11/15/28(1)		2,392	2,541,842
Valvoline, Inc., 3.625%, 6/15/31(1)		1,012	865,503
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(1)		1,472	1,418,052
7.375%, 3/1/31(1)		611	612,161
			$ 14,086,514
Clothing/Textiles — 0.1%
Tapestry, Inc.:
7.00%, 11/27/26		150	$ 155,566
7.05%, 11/27/25		100	102,263
William Carter Co. (The), 5.625%, 3/15/27(1)		811	801,369
			$ 1,059,198
Commercial Services — 1.5%
Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(14)(15)(17)	EUR	700	$ 743,715
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		1,081	976,190
4.625%, 10/1/27(1)		156	147,763
APi Group DE, Inc., 4.75%, 10/15/29(1)		1,510	1,420,064
Arena Luxembourg Finance S.a.r.l., 1.875%, 2/1/28(14)	EUR	200	197,981
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(14)	EUR	100	102,846
Global Payments, Inc., 4.95%, 8/15/27		475	476,054
GTCR W-2 Merger Sub, LLC, 7.50%, 1/15/31(1)		1,328	1,404,191
GTCR W-2 Merger Sub, LLC/GTCR W Dutch Finance Sub B.V., 8.50%, 1/15/31(14)	GBP	100	138,204
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,752	1,628,938
IPD 3 B.V., 8.00%, 6/15/28(14)	EUR	200	236,348
Korn Ferry, 4.625%, 12/15/27(1)		1,355	1,310,229
Loxam S.A.S., 2.875%, 4/15/26(14)	EUR	100	107,320
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		2,923	2,646,543
Mooney Group SpA, 7.807%, (3 mo. EURIBOR + 3.875%), 12/17/26(2)(14)	EUR	110	119,692
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,282	1,186,613
Spectrum Brands, Inc.:
3.875%, 3/15/31(1)		1,118	1,018,649
4.00%, 10/1/26(14)	EUR	200	218,530
Verisure Holding AB, 3.25%, 2/15/27(14)	EUR	400	425,138
Verisure Midholding AB, 5.25%, 2/15/29(14)	EUR	175	184,983

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
VT Topco, Inc., 8.50%, 8/15/30(1)		2,193	$ 2,283,867
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		2,060	1,984,618
			$ 18,958,476
Computers — 1.0%
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		1,341	$ 1,264,565
4.00%, 7/1/29(1)		717	672,745
Dell International, LLC/EMC Corp., 6.02%, 6/15/26		325	332,775
Kyndryl Holdings, Inc., 2.70%, 10/15/28		600	529,370
McAfee Corp., 7.375%, 2/15/30(1)		1,841	1,683,754
NCR Voyix Corp.:
5.125%, 4/15/29(1)		926	881,294
5.25%, 10/1/30(1)		843	775,258
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		3,176	3,211,895
Seagate HDD Cayman:
4.091%, 6/1/29		418	386,925
9.625%, 12/1/32		1,800	2,059,847
			$ 11,798,428
Containers and Glass Products — 0.4%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(14)	EUR	200	$ 178,676
Berry Global, Inc.:
5.50%, 4/15/28(1)		175	177,081
5.625%, 7/15/27(1)		968	961,752
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		2,027	1,739,745
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	640,838
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	743,349
			$ 4,441,441
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 401,852
5.50%, 6/1/28(1)		1,067	1,048,168
			$ 1,450,020
Distribution & Wholesale — 0.8%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		2,324	$ 2,243,360
Parts Europe S.A., 7.993%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(14)	EUR	528	588,605
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	2,230,339
5.50%, 10/15/27(1)		935	922,287
Rexel S.A., 5.25%, 9/15/30(14)	EUR	150	173,016
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		558	575,199
7.75%, 3/15/31(1)		996	1,063,091
Security	Principal Amount* (000's omitted)		Value
Distribution & Wholesale (continued)
Windsor Holdings III, LLC, 8.50%, 6/15/30(1)		2,067	$ 2,162,657
			$ 9,958,554
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24		599	$ 578,435
6.45%, 4/15/27(1)		425	440,339
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		1,087	1,143,962
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(15)(17)		410	383,350
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		480	489,991
6.375%, 7/15/30(1)		105	108,230
Charles Schwab Corp. (The), 5.643% to 5/19/28, 5/19/29(15)		525	538,821
Enact Holdings, Inc., 6.50%, 8/15/25(1)		708	706,397
Encore Capital Group, Inc., 8.215%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(14)	EUR	100	111,454
Intrum AB, 4.875%, 8/15/25(14)	EUR	225	233,020
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		1,905	1,778,580
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		1,275	1,221,462
Jerrold Finco PLC, 4.875%, 1/15/26(14)	GBP	200	246,843
Louvre Bidco S.A.S., 6.50%, 9/30/24(14)	EUR	333	363,985
LPL Holdings, Inc., 6.75%, 11/17/28		125	133,331
Macquarie Airfinance Holdings, Ltd., 8.125%, 3/30/29(1)		1,193	1,247,947
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		1,027	971,709
PRA Group, Inc., 7.375%, 9/1/25(1)		1,292	1,285,644
ProGroup AG, 3.00%, 3/31/26(14)	EUR	500	538,176
Radian Group, Inc., 6.625%, 3/15/25		475	477,259
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
3.625%, 3/1/29(1)		2,648	2,399,701
4.00%, 10/15/33(1)		225	191,404
Sherwood Financing PLC, 6.00%, 11/15/26(14)	GBP	150	171,791
Synchrony Financial, 4.50%, 7/23/25		225	219,940
Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)(18)		620	21,747
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		2,192	1,532,606
9.50%, 6/1/28(1)		767	650,061
			$ 18,186,185
Drugs — 0.4%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(18)		649	$ 416,982
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(18)		1,550	993,426
Gruenenthal GmbH, 3.625%, 11/15/26(14)	EUR	310	338,631

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Drugs (continued)
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,371	$ 1,277,909
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30		2,255	2,054,032
4.90%, 12/15/44		588	464,325
			$ 5,545,305
Ecological Services and Equipment — 0.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$ 540,460
5.125%, 7/15/29(1)		332	318,961
6.375%, 2/1/31(1)		308	313,150
Covanta Holding Corp.:
4.875%, 12/1/29(1)		1,536	1,343,816
5.00%, 9/1/30		319	272,214
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,679	1,553,169
3.75%, 8/1/25(1)		776	758,332
4.375%, 8/15/29(1)		2,000	1,847,999
4.75%, 6/15/29(1)		3,095	2,918,678
Paprec Holding S.A.:
3.50%, 7/1/28(14)	EUR	129	137,432
7.25%, 11/17/29(14)	EUR	100	118,744
			$ 10,122,955
Electric Utilities — 1.3%
Consumers Energy Co., 3.80%, 11/15/28		350	$ 337,822
Dominion Energy, Inc., 1.45%, 4/15/26		800	741,911
DTE Energy Co., 4.875%, 6/1/28		500	504,756
Edison International, 4.70%, 8/15/25		500	494,137
EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(14)(15)	EUR	600	663,580
EDP Finance B.V., 6.30%, 10/11/27(1)		700	734,758
Electricite de France S.A., 7.50% to 9/6/28(14)(15)(17)	EUR	400	483,180
Enel SpA, 6.625% to 4/16/31(14)(15)(17)	EUR	200	235,468
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(14)	EUR	1,100	1,050,797
FirstEnergy Corp.:
2.65%, 3/1/30		410	354,685
Series B, 4.15%, 7/15/27		1,630	1,568,760
ITC Holdings Corp., 4.95%, 9/22/27(1)		600	603,665
Metropolitan Edison Co., 5.20%, 4/1/28(1)		225	226,931
NextEra Energy Capital Holdings, Inc.:
4.625%, 7/15/27		475	474,454
5.749%, 9/1/25		325	328,203
6.051%, 3/1/25		175	176,668
Pacific Gas & Electric Co., 6.10%, 1/15/29		475	491,973
PacifiCorp, 2.70%, 9/15/30		225	195,117
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	1,052,669
Pennsylvania Electric Co., 5.15%, 3/30/26(1)		200	199,860
Public Power Corp S.A., 4.375%, 3/30/26(14)	EUR	300	331,447
Southern California Edison Co., 5.65%, 10/1/28		175	182,548
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
Southern Co. (The), 5.113%, 8/1/27		994	$ 1,008,205
TransAlta Corp., 7.75%, 11/15/29		1,045	1,110,704
WESCO Distribution, Inc.:
7.125%, 6/15/25(1)		1,024	1,032,235
7.25%, 6/15/28(1)		915	941,114
			$ 15,525,647
Electronic Equipment, Instruments & Components — 0.1%
Vontier Corp., 1.80%, 4/1/26		800	$ 736,438
			$ 736,438
Electronics/Electrical — 0.7%
Coherent Corp., 5.00%, 12/15/29(1)		1,219	$ 1,159,025
Imola Merger Corp., 4.75%, 5/15/29(1)		3,165	3,011,019
Open Text Corp., 3.875%, 2/15/28(1)		1,009	938,206
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	800,121
RWE AG, 6.625% to 3/30/26, 7/30/75(14)(15)		266	268,646
Sensata Technologies B.V., 5.00%, 10/1/25(1)		447	447,819
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	1,465,432
4.375%, 2/15/30(1)		627	583,121
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	509,947
			$ 9,183,336
Energy — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		2,651	$ 1,308,562
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		971	933,430
Sunoco, L.P./Sunoco Finance Corp., 4.50%, 4/30/30		1,692	1,568,234
			$ 3,810,226
Engineering & Construction — 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,038	$ 1,038,763
Cellnex Finance Co. S.A., 1.00%, 9/15/27(14)	EUR	100	101,228
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,290,519
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	1,391,714
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,899	1,795,055
			$ 5,617,279
Entertainment — 1.6%
Allwyn Entertainment Financing UK PLC:
7.25%, 4/30/30(14)	EUR	425	$ 495,080
7.875%, 4/30/29(1)		1,565	1,600,212
Boyne USA, Inc., 4.75%, 5/15/29(1)		1,719	1,618,360
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	477,812
6.25%, 7/1/25(1)		2,521	2,529,758
7.00%, 2/15/30(1)		800	820,850
8.125%, 7/1/27(1)		1,589	1,629,971
Churchill Downs, Inc., 5.75%, 4/1/30(1)		1,751	1,709,250

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Cirsa Finance International S.a.r.l., 4.50%, 3/15/27(14)	EUR	200	$ 213,131
CPUK Finance, Ltd.:
4.50%, 8/28/27(14)	GBP	100	113,123
4.875%, 2/28/47(14)	GBP	435	538,601
6.50%, 8/28/26(14)	GBP	100	123,542
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		1,721	1,619,341
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		1,647	1,665,078
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,226	1,176,592
Lottomatica SpA:
7.928%, (3 mo. EURIBOR + 4.00%), 12/15/30(2)(14)	EUR	200	223,481
8.10%, (3 mo. EURIBOR + 4.125%), 6/1/28(2)(14)	EUR	100	111,863
Motion Finco S.a.r.l., 7.375%, 6/15/30(14)	EUR	100	113,120
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(14)	GBP	300	372,729
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	1,427,065
WarnerMedia Holdings, Inc., 3.755%, 3/15/27		800	766,832
			$ 19,345,791
Equipment Leasing — 0.0%(13)
Ashtead Capital, Inc., 4.25%, 11/1/29(1)		526	$ 491,752
			$ 491,752
Financial Intermediaries — 1.7%
Ally Financial, Inc.:
2.20%, 11/2/28		600	$ 510,714
Series B, 4.70% to 5/15/26(15)(17)		1,647	1,240,499
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(18)		721	10,818
10.00%, 12/19/22(1)(18)		188	2,825
Citigroup, Inc.:
3.887% to 1/10/27, 1/10/28(15)		975	943,360
5.61% to 9/29/25, 9/29/26(15)		935	942,504
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		1,657	1,567,043
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		420	377,423
3.625%, 6/17/31		2,307	1,990,614
3.815%, 11/2/27		1,984	1,853,607
4.00%, 11/13/30		995	893,540
4.125%, 8/17/27		2,739	2,595,350
4.271%, 1/9/27		476	456,795
5.113%, 5/3/29		475	462,341
5.125%, 6/16/25		938	926,617
5.584%, 3/18/24		257	256,685
6.125%, 5/15/28	EUR	450	537,273
Goldman Sachs Group, Inc. (The), 3.615% to 3/15/27, 3/15/28(15)		1,496	1,435,362
JPMorgan Chase & Co.:
Series HH, 4.60% to 2/1/25(15)(17)		1,674	1,618,457
5.546%, 12/15/25(15)		1,400	1,401,409
Security	Principal Amount* (000's omitted)		Value
Financial Intermediaries (continued)
MSCI, Inc.:
3.625%, 9/1/30(1)		520	$ 471,091
3.875%, 2/15/31(1)		899	822,491
			$ 21,316,818
Financial Services — 0.4%
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(15)		825	$ 756,130
4.376% to 4/27/27, 4/27/28(15)		1,500	1,466,819
Nationwide Building Society, 4.00%, 9/14/26(1)		525	504,319
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(14)		2,600	2,300,973
			$ 5,028,241
Food Products — 0.4%
Bellis Acquisition Co. PLC, 3.25%, 2/16/26(14)	GBP	100	$ 118,601
Casino Guichard Perrachon SA, 4.498%, 3/7/24(14)	EUR	100	888
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)		1,619	1,612,289
Ingles Markets, Inc., 4.00%, 6/15/31(1)		1,417	1,252,068
J M Smucker Co. (The), 5.90%, 11/15/28		475	499,827
Nomad Foods Bondco PLC, 2.50%, 6/24/28(14)	EUR	236	245,673
Pilgrim's Pride Corp., 3.50%, 3/1/32		1,979	1,675,649
Premier Foods Financing PLC, 3.50%, 10/15/26(14)	GBP	125	148,994
			$ 5,553,989
Food Service — 0.7%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,802,024
4.00%, 10/15/30(1)		2,705	2,429,439
4.375%, 1/15/28(1)		1,014	969,374
5.75%, 4/15/25(1)		372	371,019
Elior Group S.A., 3.75%, 7/15/26(14)	EUR	100	102,401
IRB Holding Corp., 7.00%, 6/15/25(1)		615	615,480
US Foods, Inc., 4.75%, 2/15/29(1)		1,837	1,746,076
Yum! Brands, Inc., 3.625%, 3/15/31		238	214,896
			$ 8,250,709
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		1,595	$ 1,528,675
5.875%, 2/15/28(1)		2,145	2,147,780
			$ 3,676,455
Forest Products & Paper — 0.0%(13)
Georgia-Pacific, LLC, 1.75%, 9/30/25(1)		525	$ 497,015
			$ 497,015

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care — 3.7%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		610	$ 533,868
Avantor Funding, Inc.:
2.625%, 11/1/25(14)	EUR	300	324,801
3.875%, 7/15/28(14)	EUR	400	433,534
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)		1,295	1,367,766
Cerba Healthcare SACA, 3.50%, 5/31/28(14)	EUR	550	510,055
Chrome Holdco S.A.S., 5.00%, 5/31/29(14)	EUR	400	308,731
Encompass Health Corp.:
4.625%, 4/1/31		683	629,291
4.75%, 2/1/30		639	602,465
Ephios Subco 3 S.a.r.l., 7.875%, 1/31/31(14)	EUR	160	183,130
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		1,849	1,901,183
Grifols S.A.:
3.20%, 5/1/25(14)	EUR	350	379,101
3.875%, 10/15/28(14)	EUR	494	499,657
4.75%, 10/15/28(1)		2,051	1,862,318
HCA, Inc.:
5.25%, 6/15/26		475	477,560
5.625%, 9/1/28		1,472	1,507,429
5.875%, 2/15/26		2,705	2,729,137
Heartland Dental, LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		3,006	3,122,602
IQVIA, Inc.:
2.25%, 1/15/28(14)	EUR	250	260,151
2.25%, 3/15/29(14)	EUR	300	304,297
2.875%, 6/15/28(14)	EUR	100	105,540
5.00%, 10/15/26(1)		850	842,449
5.00%, 5/15/27(1)		685	672,718
6.50%, 5/15/30(1)		825	846,745
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		989	914,151
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		2,888	2,138,732
9.875%, 8/15/30(1)		825	834,769
Medline Borrower, L.P., 5.25%, 10/1/29(1)		4,431	4,182,494
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		981	803,115
ModivCare, Inc., 5.875%, 11/15/25(1)		1,377	1,361,330
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,330	1,197,042
3.875%, 5/15/32(1)		1,450	1,268,610
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,991	1,801,793
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		702	697,230
Stryker Corp., 4.85%, 12/8/28		250	252,972
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		1,890	1,584,982
Tenet Healthcare Corp.:
4.375%, 1/15/30		187	173,502
4.875%, 1/1/26		1,607	1,590,026
5.125%, 11/1/27		1,607	1,572,090
6.125%, 10/1/28		1,593	1,589,894
6.875%, 11/15/31		878	902,733
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		2,637	2,206,378
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Varex Imaging Corp., 7.875%, 10/15/27(1)		558	$ 563,711
Zimmer Biomet Holdings, Inc., 5.35%, 12/1/28		450	463,924
			$ 46,504,006
Health Care Providers & Services — 0.1%
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(14)	EUR	100	$ 96,389
3.50%, 4/1/30(1)		1,465	1,276,056
			$ 1,372,445
Home Furnishings — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		789	$ 781,417
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		1,475	1,248,820
			$ 2,030,237
Homebuilders/Real Estate — 0.0%(13)
M/I Homes, Inc., 4.95%, 2/1/28		459	$ 442,259
			$ 442,259
Hotels, Restaurants & Leisure — 0.3%
Resorts World Las Vegas, LLC/RWLV Capital, Inc.:
4.625%, 4/6/31(14)		800	$ 667,975
8.45%, 7/27/30(1)		600	619,350
SeaWorld Parks & Entertainment, Inc.:
5.25%, 8/15/29(1)		1,239	1,159,687
8.75%, 5/1/25(1)		1,090	1,097,586
			$ 3,544,598
Household Products — 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(1)		671	$ 641,536
			$ 641,536
Industrial Equipment — 0.2%
Madison IAQ, LLC, 5.875%, 6/30/29(1)		2,000	$ 1,764,627
TK Elevator Holdco GmbH, 6.625%, 7/15/28(14)	EUR	180	184,088
TK Elevator Midco GmbH:
4.375%, 7/15/27(14)	EUR	425	455,197
8.715%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(14)	EUR	100	112,272
			$ 2,516,184
Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(1)		1,615	$ 1,610,962
7.00%, 1/15/31(1)		808	852,836
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,010	923,704
Assurant, Inc., 6.10%, 2/27/26		200	203,346
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	420,596
Athene Global Funding, 2.514%, 3/8/24(1)		650	645,758
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		2,209	2,063,834

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Galaxy Finco, Ltd., 9.25%, 7/31/27(14)	GBP	475	$ 557,976
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		820	829,437
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		1,539	1,624,517
Principal Life Global Funding II, 5.50%, 6/28/28(1)		475	481,995
Protective Life Global Funding, 5.467%, 12/8/28(1)		150	154,228
			$ 10,369,189
Internet Software & Services — 0.6%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		655	$ 593,895
6.125%, 12/1/28(1)		2,045	1,771,184
Cars.com, Inc., 6.375%, 11/1/28(1)		1,770	1,708,590
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)		1,727	1,493,777
Science Applications International Corp., 4.875%, 4/1/28(1)		1,487	1,422,286
United Group B.V.:
3.125%, 2/15/26(14)	EUR	350	371,395
5.25%, 2/1/30(14)	EUR	125	131,167
			$ 7,492,294
Leisure Goods/Activities/Movies — 1.7%
Acushnet Co., 7.375%, 10/15/28(1)		1,142	$ 1,192,151
Carnival Corp.:
5.75%, 3/1/27(1)		1,316	1,284,657
7.625%, 3/1/26(14)	EUR	100	112,479
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,481	1,360,120
5.875%, 3/15/26(1)		414	405,596
8.75%, 5/1/25(1)		182	183,520
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(14)(16)	EUR	262	287,981
Life Time, Inc.:
5.75%, 1/15/26(1)		1,268	1,259,675
8.00%, 4/15/26(1)		846	854,242
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)		761	790,272
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		599	596,514
NCL Corp., Ltd.:
3.625%, 12/15/24(1)		439	426,766
5.875%, 3/15/26(1)		2,162	2,114,117
5.875%, 2/15/27(1)		517	512,860
7.75%, 2/15/29(1)		433	436,022
NCL Finance, Ltd., 6.125%, 3/15/28(1)		1,000	958,152
Piaggio & C SpA, 6.50%, 10/5/30(14)	EUR	200	233,553
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,511	1,319,888
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)		1,612	1,755,265
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		2,472	2,387,643
6.25%, 5/15/25(1)		1,690	1,686,530
7.00%, 2/15/29(1)		658	652,999
Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		422	$ 411,813
			$ 21,222,815
Lodging and Casinos — 0.2%
Accor S.A., 2.625% to 1/30/25(14)(15)(17)	EUR	100	$ 107,885
Hyatt Hotels Corp., 5.75%, 1/30/27		650	664,573
MGM Resorts International:
5.50%, 4/15/27		453	449,833
5.75%, 6/15/25		948	944,934
			$ 2,167,225
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 1/1/31(1)		1,984	$ 2,156,610
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(14)	EUR	121	124,941
Ingersoll Rand, Inc., 5.40%, 8/14/28		475	489,786
Renk AG, 5.75%, 7/15/25(14)	EUR	200	220,069
			$ 2,991,406
Media — 0.5%
iHeartCommunications, Inc.:
6.375%, 5/1/26		179	$ 152,812
8.375%, 5/1/27		324	210,924
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		414	373,981
4.625%, 3/15/30(1)		925	825,707
7.375%, 2/15/31(1)		1,475	1,549,878
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,032	921,971
7.375%, 6/30/30(1)		391	390,334
8.00%, 8/15/28(1)		479	494,496
Urban One, Inc., 7.375%, 2/1/28(1)		792	673,952
			$ 5,594,055
Metals/Mining — 1.2%
BHP Billiton Finance USA, Ltd., 4.75%, 2/28/28		675	$ 682,440
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)		2,658	2,671,138
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,216	3,188,037
Constellium N.V.:
5.625%, 6/15/28(1)		630	615,565
5.875%, 2/15/26(1)		408	405,948
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,600	1,559,160
Glencore Funding, LLC, 4.125%, 3/12/24(1)		475	473,331
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,052,067
6.125%, 4/1/29(1)		489	480,107
Novelis Corp.:
3.25%, 11/15/26(1)		690	650,024
4.75%, 1/30/30(1)		1,068	1,006,113

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(14)	EUR	700	$ 731,502
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,402,067
			$ 14,917,499
Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,259,049
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		1,042	994,490
New Gold, Inc., 7.50%, 7/15/27(1)		1,379	1,392,986
			$ 3,646,525
Oil and Gas — 2.3%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		1,570	$ 1,579,451
Callon Petroleum Co.:
7.50%, 6/15/30(1)		601	606,758
8.00%, 8/1/28(1)		788	805,646
Civitas Resources, Inc., 8.625%, 11/1/30(1)		450	477,705
Continental Resources, Inc., 2.268%, 11/15/26(1)		550	506,285
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)		1,519	1,482,772
CVR Energy, Inc., 5.75%, 2/15/28(1)		876	809,025
Marathon Petroleum Corp., 4.70%, 5/1/25		475	472,172
Nabors Industries, Ltd., 7.50%, 1/15/28(1)		665	575,746
National Fuel Gas Co., 3.95%, 9/15/27		650	619,528
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		2,882	2,858,340
NiSource, Inc., 5.25%, 3/30/28		950	969,131
Occidental Petroleum Corp., 7.50%, 5/1/31		425	477,122
Parkland Corp.:
4.50%, 10/1/29(1)		376	345,089
4.625%, 5/1/30(1)		1,501	1,382,564
Permian Resources Operating, LLC:
5.375%, 1/15/26(1)		232	229,116
5.875%, 7/1/29(1)		2,252	2,198,582
7.00%, 1/15/32(1)		1,214	1,253,355
7.75%, 2/15/26(1)		1,166	1,187,256
Petroleos Mexicanos:
6.35%, 2/12/48		161	102,361
6.50%, 3/13/27		235	219,218
6.875%, 8/4/26		853	828,885
Precision Drilling Corp.:
6.875%, 1/15/29(1)		932	899,767
7.125%, 1/15/26(1)		457	457,044
Repsol International Finance B.V., 4.50% to 3/25/25, 3/25/75(14)(15)	EUR	100	110,330
Seadrill Finance, Ltd., 8.375%, 8/1/30(1)		513	535,657
Southwestern Energy Co., 4.75%, 2/1/32		1,485	1,375,789
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		801	798,784
Transocean, Inc., 8.75%, 2/15/30(1)		672	702,247
Var Energi ASA, 7.50%, 1/15/28(1)		600	636,841
Vital Energy, Inc., 9.75%, 10/15/30		1,026	1,064,399
Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Weatherford International, Ltd., 8.625%, 4/30/30(1)		1,355	$ 1,415,926
Wintershall Dea Finance 2 B.V., Series NC5, 2.499% to 4/20/26(14)(15)(17)	EUR	500	502,573
			$ 28,485,464
Packaging & Containers — 0.4%
Ball Corp., 6.875%, 3/15/28		474	$ 492,755
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(14)	EUR	350	320,326
OI European Group BV, 6.25%, 5/15/28(14)	EUR	225	260,732
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		2,035	2,065,810
Silgan Holdings, Inc., 1.40%, 4/1/26(1)		550	502,566
Trivium Packaging Finance B.V.:
3.75%, 8/15/26(14)	EUR	100	107,254
5.50%, 8/15/26(1)		424	416,433
7.752%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(14)	EUR	200	221,414
8.50%, 8/15/27(1)		810	795,119
			$ 5,182,409
Pharmaceuticals — 0.5%
Bayer AG, 5.375% to 6/25/30, 3/25/82(14)(15)	EUR	400	$ 420,520
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,531,459
Cheplapharm Arzneimittel GmbH:
3.50%, 2/11/27(14)	EUR	125	133,863
8.752%, (3 mo. EURIBOR + 4.75%), 5/15/30(2)(14)	EUR	145	164,524
CVS Health Corp., 3.75%, 4/1/30		525	494,043
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		1,383	1,367,710
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		1,182	961,699
Rossini S.a.r.l., 7.827%, (3 mo. EURIBOR + 3.875%), 10/30/25(2)(14)	EUR	300	332,841
			$ 6,406,659
Pipelines — 2.2%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		1,874	$ 1,860,623
7.875%, 5/15/26(1)		879	901,683
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31		2,706	2,463,725
4.50%, 10/1/29		1,722	1,649,249
Columbia Pipelines Holding Co., LLC:
6.042%, 8/15/28(1)		200	206,574
6.055%, 8/15/26(1)		50	51,205
DT Midstream, Inc., 4.125%, 6/15/29(1)		1,449	1,334,766
Energy Transfer, L.P.:
4.95%, 5/15/28		675	672,274
5.00%, 5/15/50		1,094	977,115
Enterprise Products Operating, LLC, 5.05%, 1/10/26		125	126,202
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		1,355	1,281,337

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
EQM Midstream Partners, L.P.: (continued)
4.75%, 1/15/31(1)		1,086	$ 1,012,140
6.00%, 7/1/25(1)		257	257,043
6.50%, 7/1/27(1)		702	715,238
7.50%, 6/1/30(1)		1,010	1,086,921
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)		2,308	2,267,315
Plains All American Pipeline, L.P., Series B, 9.751% to 1/29/24, (3 mo. USD LIBOR + 4.11%)(2)(17)		1,912	1,857,030
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24		156	155,952
Targa Resources Corp., 6.15%, 3/1/29		200	209,248
Venture Global Calcasieu Pass, LLC, 3.875%, 11/1/33(1)		665	564,351
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)		1,174	1,186,687
8.375%, 6/1/31(1)		1,878	1,879,854
9.50%, 2/1/29(1)		1,623	1,718,419
9.875%, 2/1/32(1)		1,542	1,607,171
Western Midstream Operating, L.P.:
4.05%, 2/1/30		1,187	1,111,424
4.50%, 3/1/28		148	143,341
4.75%, 8/15/28		150	146,559
Williams Cos., Inc. (The), 5.30%, 8/15/28		200	204,867
			$ 27,648,313
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		423	$ 408,309
8.00%, 8/1/29(1)		1,879	1,749,274
			$ 2,157,583
Radio and Television — 0.3%
Audacy Capital Corp., 6.75%, 3/31/29(1)(18)		1,627	$ 32,540
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(1)		740	706,890
7.75%, 4/15/28(1)		2,088	1,802,266
Townsquare Media, Inc., 6.875%, 2/1/26(1)		1,492	1,462,958
			$ 4,004,654
Real Estate Investment Trusts (REITs) — 1.4%
Adler Financing S.a.r.l., 12.50%, 6/30/25(16)	EUR	200	$ 233,099
Akelius Residential Property AB, 2.249% to 2/17/26, 5/17/81(14)(15)	EUR	200	186,411
Blackstone Property Partners Europe Holdings S.a.r.l., 1.625%, 4/20/30(14)	EUR	200	177,482
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)		1,591	1,453,878
Cushman & Wakefield U.S. Borrower, LLC:
6.75%, 5/15/28(1)		367	365,538
8.875%, 9/1/31(1)		907	961,896
Emeria SASU, 7.75%, 3/31/28(14)	EUR	300	321,788
EPR Properties, 3.60%, 11/15/31		600	498,190
Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc., 1.00%, 9/15/25		525	$ 489,990
Extra Space Storage, L.P., 5.70%, 4/1/28		450	461,596
Greystar Real Estate Partners, LLC, 7.75%, 9/1/30(1)		1,840	1,929,884
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		1,316	1,237,690
3.75%, 9/15/30(1)		1,816	1,531,788
Heimstaden Bostad AB:
3.00% to 10/29/27(14)(15)(17)	EUR	102	39,592
3.248% to 11/19/24(14)(15)(17)	EUR	300	173,624
3.375% to 1/15/26(14)(15)(17)	EUR	250	117,195
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		323	305,099
3.875%, 2/15/29(1)		525	482,691
4.125%, 8/15/30(1)		1,108	1,010,446
4.25%, 12/1/26(1)		1,653	1,591,813
4.50%, 9/1/26(1)		895	866,954
4.625%, 12/1/29(1)		2,359	2,225,149
5.625%, 5/1/24(1)		480	478,738
5.75%, 2/1/27(1)		573	575,139
			$ 17,715,670
Retail — 1.1%
Arko Corp., 5.125%, 11/15/29(1)		2,074	$ 1,797,027
B&M European Value Retail S.A., 8.125%, 11/15/30(14)	GBP	200	272,106
Dufry One B.V.:
2.00%, 2/15/27(14)	EUR	200	207,101
3.375%, 4/15/28(14)	EUR	139	146,754
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)		2,210	2,355,385
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		1,582	1,496,110
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)		745	676,650
Group 1 Automotive, Inc. (The), 4.00%, 8/15/28(1)		1,328	1,232,373
Home Depot, Inc., 4.95%, 9/30/26		175	177,549
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		957	909,620
LCM Investments Holdings II, LLC:
4.875%, 5/1/29(1)		1,652	1,536,640
8.25%, 8/1/31(1)		262	273,718
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(14)(16)	EUR	130	142,758
PEU Fin PLC, 7.25%, 7/1/28(14)	EUR	200	227,822
Punch Finance PLC, 6.125%, 6/30/26(14)	GBP	125	148,609
Raising Cane's Restaurants, LLC, 9.375%, 5/1/29(1)		1,798	1,921,044
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	748,255
			$ 14,269,521
Retailers (Except Food and Drug) — 0.8%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		479	$ 489,869
6.75%, 7/1/36		437	440,361

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retailers (Except Food and Drug) (continued)
Bath & Body Works, Inc.: (continued)
6.95%, 3/1/33		1,027	$ 1,027,744
9.375%, 7/1/25(1)		182	192,349
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		2,417	2,449,750
Murphy Oil USA, Inc.:
4.75%, 9/15/29		170	161,262
5.625%, 5/1/27		560	556,022
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		1,290	1,217,146
7.75%, 2/15/29(1)		1,943	1,891,798
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,421,972
			$ 9,848,273
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 10.50%, 3/30/29(14)	EUR	215	$ 258,186
Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27		700	683,454
NXP B.V./NXP Funding, LLC/NXP USA, Inc., 2.70%, 5/1/25		550	530,508
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	1,433,444
			$ 2,905,592
Software — 0.6%
Central Parent, LLC/CDK Global II, LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		1,071	$ 1,118,692
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		2,105	1,977,382
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		988	941,812
9.00%, 9/30/29(1)		1,721	1,637,209
Concentrix Corp., 6.65%, 8/2/26		425	435,869
Oracle Corp.:
3.25%, 11/15/27		500	474,953
5.80%, 11/10/25		475	482,569
			$ 7,068,486
Software and Services — 0.3%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		825	$ 782,719
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	1,181,838
Gartner, Inc.:
3.625%, 6/15/29(1)		427	385,868
3.75%, 10/1/30(1)		660	584,147
4.50%, 7/1/28(1)		908	861,649
Playtech PLC, 4.25%, 3/7/26(14)	EUR	200	216,792
			$ 4,013,013
Specialty Retail — 0.0%(13)
Fiber Bidco SpA:
9.893%, (3 mo. EURIBOR + 6.00%), 10/25/27(2)(14)	EUR	300	$ 337,474
Security	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Fiber Bidco SpA: (continued)
11.00%, 10/25/27(14)	EUR	100	$ 120,883
			$ 458,357
Steel — 0.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		465	$ 471,266
ATI, Inc., 5.875%, 12/1/27		320	315,732
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,170,829
Nucor Corp., 3.95%, 5/23/25		500	492,410
TMS International Corp., 6.25%, 4/15/29(1)		1,365	1,127,975
			$ 3,578,212
Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		218	$ 195,647
5.00%, 12/1/29(1)		1,771	1,455,059
			$ 1,650,706
Technology — 0.6%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		2,297	$ 2,086,853
International Game Technology PLC:
4.125%, 4/15/26(1)		892	867,519
5.25%, 1/15/29(1)		2,500	2,449,560
6.25%, 1/15/27(1)		976	991,098
6.50%, 2/15/25(1)		513	513,853
			$ 6,908,883
Telecommunications — 2.2%
AT&T, Inc., 1.65%, 2/1/28		825	$ 734,897
Ciena Corp., 4.00%, 1/31/30(1)		1,883	1,717,023
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		2,698	2,684,199
Iliad Holding SASU:
5.125%, 10/15/26(14)	EUR	400	441,542
6.50%, 10/15/26(1)		1,589	1,587,027
7.00%, 10/15/28(1)		811	807,605
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		840	732,779
6.75%, 10/15/27(1)		1,482	1,453,049
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		400	198,404
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(14)	EUR	843	910,849
Matterhorn Telecom S.A., 3.125%, 9/15/26(14)	EUR	400	428,607
PLT VII Finance S.a.r.l.:
4.625%, 1/5/26(14)	EUR	500	550,261
8.59%, (3 mo. EURIBOR + 4.625%), 1/5/26(2)(14)	EUR	200	222,217
Rogers Communications, Inc., 2.95%, 3/15/25		500	485,422
Sprint Capital Corp., 6.875%, 11/15/28		2,379	2,579,350
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 5.152%, 9/20/29(1)		404	402,144

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Sprint, LLC:
7.625%, 2/15/25		1,785	$ 1,817,337
7.625%, 3/1/26		993	1,038,035
Stagwell Global, LLC, 5.625%, 8/15/29(1)		1,492	1,374,031
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		907	850,408
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(14)	EUR	135	133,959
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(14)	EUR	150	159,145
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	165	212,982
Telecom Italia SpA:
1.625%, 1/18/29(14)	EUR	100	95,719
2.75%, 4/15/25(14)	EUR	200	215,614
3.00%, 9/30/25(14)	EUR	120	129,604
5.303%, 5/30/24(1)		1,118	1,113,711
7.875%, 7/31/28(14)	EUR	325	399,578
Telefonica Europe B.V.:
2.88% to 2/24/28(14)(15)(17)	EUR	200	201,481
4.375% to 12/14/24(14)(15)(17)	EUR	800	878,356
7.125% to 8/23/28(14)(15)(17)	EUR	400	477,752
Viasat, Inc., 5.625%, 4/15/27(1)		476	461,032
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		868	760,976
Vmed O2 UK Financing I PLC:
3.25%, 1/31/31(14)	EUR	200	203,677
4.50%, 7/15/31(14)	GBP	100	110,574
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(14)(15)	EUR	400	420,757
4.875% to 7/3/25, 10/3/78(14)(15)	GBP	350	434,721
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(14)	EUR	250	252,718
			$ 27,677,542
Transportation — 0.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,528	$ 1,400,190
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		150	150,775
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)		450	472,724
Seaspan Corp., 5.50%, 8/1/29(1)		1,668	1,396,866
SMBC Aviation Capital Finance DAC, 5.45%, 5/3/28(1)		450	452,869
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)		1,008	1,009,074
			$ 4,882,498
Utilities — 1.2%
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	$ 1,021,254
4.625%, 2/1/29(1)		680	632,262
5.00%, 2/1/31(1)		910	835,403
5.125%, 3/15/28(1)		1,511	1,449,659
5.25%, 6/1/26(1)		344	339,645
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		838	730,988
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		60	58,222
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
NextEra Energy Operating Partners, L.P.: (continued)
4.50%, 9/15/27(1)	1,207	$ 1,162,671
NRG Energy, Inc.:
3.375%, 2/15/29(1)	664	587,205
3.625%, 2/15/31(1)	1,107	952,445
3.875%, 2/15/32(1)	1,466	1,256,692
5.25%, 6/15/29(1)	673	652,485
10.25% to 3/15/28(1)(15)(17)	1,413	1,472,460
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	1,497	1,455,404
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	939	877,607
5.00%, 7/31/27(1)	1,278	1,245,061
		$ 14,729,463
Total Corporate Bonds (identified cost $665,333,621)		$ 647,821,399

Senior Floating-Rate Loans — 44.4%(19)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.8%
Aernnova Aerospace S.A.U.:
Term Loan, 6.916%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	204	$ 219,288
Term Loan, 6.955%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	796	855,223
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.722%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	1,000	1,082,975
Dynasty Acquisition Co., Inc.:
Term Loan, 9.356%, (SOFR + 4.00%), 8/24/28		1,158	1,161,623
Term Loan, 9.356%, (SOFR + 4.00%), 8/24/28		496	497,838
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(10)		216	168,975
TransDigm, Inc.:
Term Loan, 8.598%, (SOFR + 3.25%), 2/22/27		1,326	1,333,700
Term Loan, 8.598%, (SOFR + 3.25%), 8/24/28		4,576	4,602,617
			$ 9,922,239
Airlines — 0.2%
Mileage Plus Holdings, LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27		525	$ 543,812
SkyMiles IP, Ltd., Term Loan, 9.166%, (SOFR + 3.75%), 10/20/27		1,560	1,599,868
			$ 2,143,680
Apparel & Luxury Goods — 0.1%
Gloves Buyer, Inc., Term Loan, 10.47%, (SOFR + 4.00%), 12/29/27		623	$ 615,645

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Hanesbrands, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 3/8/30		372	$ 372,187
			$ 987,832
Auto Components — 1.1%
Adient US, LLC, Term Loan, 8.72%, (SOFR + 3.25%), 4/10/28		556	$ 557,956
Autokiniton US Holdings, Inc., Term Loan, 9.97%, (SOFR + 4.50%), 4/6/28		512	514,594
Clarios Global, L.P.:
Term Loan, 7.093%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	913	1,011,915
Term Loan, 9.106%, (SOFR + 3.75%), 5/6/30		2,604	2,612,612
DexKo Global, Inc.:
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	309	331,068
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	691	739,073
Term Loan, 9.36%, (SOFR + 3.75%), 10/4/28		811	808,874
Garrett LX I S.a.r.l., Term Loan, 8.895%, (SOFR + 3.25%), 4/30/28		635	635,507
Garrett Motion, Inc., Term Loan, 9.883%, (SOFR + 4.50%), 4/30/28		1,375	1,378,438
LSF12 Badger Bidco, LLC, Term Loan, 11.356%, (SOFR + 6.00%), 8/30/30		300	300,375
LTI Holdings, Inc.:
Term Loan, 8.97%, (SOFR + 3.50%), 9/6/25		3,321	3,214,370
Term Loan, 10.22%, (SOFR + 4.75%), 7/24/26		705	684,604
RealTruck Group, Inc., Term Loan, 10.47%, (SOFR + 5.00%), 1/31/28		675	666,984
			$ 13,456,370
Automobiles — 0.2%
MajorDrive Holdings IV, LLC:
Term Loan, 9.61%, (SOFR + 4.00%), 6/1/28		439	$ 438,202
Term Loan, 10.998%, (SOFR + 5.50%), 6/1/29		1,621	1,622,475
			$ 2,060,677
Beverages — 0.1%
City Brewing Company, LLC, Term Loan, 9.164%, (SOFR + 3.50%), 4/5/28		1,133	$ 900,413
			$ 900,413
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 7.972%, (SOFR + 2.50%), 3/12/26		1,076	$ 1,075,663
Alltech, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 10/13/28		466	460,845
			$ 1,536,508
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products — 0.2%
LHS Borrower, LLC, Term Loan, 10.206%, (SOFR + 4.75%), 2/16/29		1,128	$ 1,025,270
Oscar AcquisitionCo, LLC, Term Loan, 9.948%, (SOFR + 4.50%), 4/29/29		889	882,332
Standard Industries, Inc., Term Loan, 7.721%, (SOFR + 2.25%), 9/22/28		1,101	1,104,581
			$ 3,012,183
Capital Markets — 1.4%
Advisor Group, Inc., Term Loan, 9.856%, (SOFR + 4.50%), 8/17/28		1,134	$ 1,138,906
Aretec Group, Inc., Term Loan, 9.956%, (SOFR + 4.50%), 8/9/30		3,009	3,012,534
Brookfield Property REIT, Inc., Term Loan, 7.856%, (SOFR + 2.50%), 8/27/25		702	701,079
CeramTec AcquiCo GmbH, Term Loan, 7.455%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	760	834,429
Citadel Securities, L.P., Term Loan, 7.97%, (SOFR + 2.50%), 7/29/30		721	723,630
Citco Funding, LLC, Term Loan, 8.633%, (SOFR + 3.25%), 4/27/28		773	776,928
EIG Management Company, LLC, Term Loan, 9.206%, (SOFR + 3.75%), 2/22/25		260	259,875
FinCo I, LLC, Term Loan, 8.383%, (SOFR + 3.00%), 6/27/29		1,219	1,225,159
Focus Financial Partners, LLC:
Term Loan, 8.606%, (SOFR + 3.25%), 6/30/28		3,215	3,226,238
Term Loan, 8.856%, (SOFR + 3.50%), 6/30/28		599	600,682
Franklin Square Holdings, L.P., Term Loan, 7.706%, (SOFR + 2.25%), 8/1/25		521	524,379
HighTower Holdings, LLC, Term Loan, 9.641%, (SOFR + 4.00%), 4/21/28		1,017	1,014,586
Hudson River Trading, LLC, Term Loan, 8.47%, (SOFR + 3.00%), 3/20/28		2,166	2,162,110
Mariner Wealth Advisors, LLC, Term Loan, 8.86%, (SOFR + 3.25%), 8/18/28		784	783,841
Victory Capital Holdings, Inc., Term Loan, 7.772%, (SOFR + 2.25%), 7/1/26		891	890,390
			$ 17,874,766
Chemicals — 2.2%
Aruba Investments, Inc., Term Loan, 7.843%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	973	$ 1,019,912
Flint Group Midco Ltd., Term Loan, 10.674%, (SOFR + 5.262%), 9.924% cash, 0.75% PIK, 12/31/26		76	69,581
Flint Group Topco Ltd.:
Term Loan, 12.674%, (SOFR + 7.262%), 5.774% cash, 6.90% PIK, 12/31/27		37	27,174
Term Loan - Second Lien, 12.674%, (SOFR + 7.262%), 5.774% cash, 6.90% PIK, 12/31/27		49	6,060
Groupe Solmax, Inc., Term Loan, 10.295%, (SOFR + 4.75%), 5/29/28(20)		195	188,433

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Enterprises Holdings II Ltd., Term Loan, 7.955%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	500	$ 551,561
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.238%, (SOFR + 3.75%), 7/8/30		1,050	1,037,531
INEOS Finance PLC, Term Loan, 7.843%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	1,194	1,319,866
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 8.343%, (1 mo. EURIBOR + 4.50%), 4/2/29	EUR	1,000	1,084,171
Term Loan, 9.206%, (SOFR + 3.75%), 3/14/30		423	411,246
Term Loan, 9.706%, (SOFR + 4.25%), 4/2/29		2,297	2,256,925
INEOS Styrolution Group GmbH, Term Loan, 5.843%, (1 mo. EURIBOR + 2.00%), 1/29/27	EUR	1,000	1,064,162
INEOS US Finance, LLC:
Term Loan, 7.956%, (SOFR + 2.50%), 11/8/28		614	614,062
Term Loan, 8.856%, (SOFR + 3.50%), 2/18/30		771	772,984
Term Loan, 9.206%, (SOFR + 3.75%), 11/8/27		1,013	1,016,469
Kraton Corporation, Term Loan, 8.896%, (SOFR + 3.25%), 3/15/29		442	436,230
Kraton Polymers Holdings B.V., Term Loan, 7.25%, (EURIBOR + 3.25%), 3/15/29(20)	EUR	500	528,516
Lonza Group AG:
Term Loan, 7.85%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	1,000	1,016,816
Term Loan, 9.373%, (SOFR + 3.93%), 7/3/28		1,709	1,556,421
Momentive Performance Materials, Inc., Term Loan, 9.856%, (SOFR + 4.50%), 3/29/28		794	767,699
Nouryon Finance B.V.:
Term Loan, 8.182%, (3 mo. EURIBOR + 4.25%), 4/3/28	EUR	750	829,441
Term Loan, 9.467%, (SOFR + 4.00%), 4/3/28		1,327	1,333,457
Olympus Water US Holding Corporation:
Term Loan, 9.948%, (SOFR + 4.50%), 11/9/28		368	369,523
Term Loan, 10.348%, (SOFR + 5.00%), 11/9/28		2,394	2,410,957
Orion Engineered Carbons GmbH:
Term Loan, 6.325%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,000	1,097,050
Term Loan, 7.598%, (SOFR + 2.15%), 9/24/28		367	364,730
Rohm Holding GmbH:
Term Loan, 8.456%, (3 mo. EURIBOR + 4.50%), 7/31/26	EUR	500	496,581
Term Loan, 8.472%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	500	496,581
Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26		916	814,333
SCUR-Alpha 1503 GmbH, Term Loan, 10.883%, (SOFR + 5.50%), 3/29/30		918	846,929
Tronox Finance, LLC:
Term Loan, 8.086%, (SOFR + 2.50%), 3/10/28(20)		1,318	1,320,505
Term Loan, 8.848%, (SOFR + 3.50%), 8/16/28		475	476,484
W.R. Grace & Co.-Conn., Term Loan, 9.36%, (SOFR + 3.75%), 9/22/28		1,103	1,107,669
			$ 27,710,059
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies — 1.7%
Albion Financing 3 S.a.r.l.:
Term Loan, 10.878%, (SOFR + 5.50%), 8/17/26		298	$ 299,611
Term Loan, 10.924%, (SOFR + 5.25%), 8/17/26		1,519	1,530,393
Allied Universal Holdco, LLC:
Term Loan, 7.593%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	978	1,052,673
Term Loan, 9.206%, (SOFR + 3.75%), 5/12/28		2,679	2,667,354
Asplundh Tree Expert, LLC, Term Loan, 7.206%, (SOFR + 1.75%), 9/7/27		1,088	1,090,661
Belfor Holdings, Inc.:
Term Loan, 8.093%, (1 mo. EURIBOR + 4.25%), 11/1/30	EUR	1,000	1,101,190
Term Loan, 9.106%, (SOFR + 3.75%), 11/1/30		625	628,906
EnergySolutions, LLC, Term Loan, 9.356%, (SOFR + 4.00%), 9/20/30		4,482	4,485,431
Foundever Group, Term Loan, 7.60%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	538,061
Harsco Corporation, Term Loan, 7.72%, (SOFR + 2.25%), 3/10/28		390	390,081
JFL-Tiger Acquisition Co., Inc., Term Loan, 10.403%, (SOFR + 5.00%), 10/17/30		700	699,708
LABL, Inc., Term Loan, 10.456%, (SOFR + 5.00%), 10/29/28		711	683,546
Monitronics International, Inc., Term Loan, 13.145%, (SOFR + 7.50%), 6/30/28		1,434	1,434,477
Phoenix Services International, LLC, Term Loan, 11.456%, (SOFR + 6.10%), 6/30/28		206	191,436
SITEL Worldwide Corporation, Term Loan, 9.22%, (SOFR + 3.75%), 8/28/28		1,857	1,790,214
Tempo Acquisition, LLC, Term Loan, 8.106%, (SOFR + 2.75%), 8/31/28		824	829,141
TMF Group Holding B.V.:
Term Loan, 8.464%, (3 mo. EURIBOR + 4.50%), 5/3/28	EUR	1,000	1,111,342
Term Loan, 10.414%, (SOFR + 5.00%), 5/3/28		375	377,578
			$ 20,901,803
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 8.095%, (SOFR + 2.63%), 2/1/27		2,885	$ 2,896,696
Term Loan, 8.22%, (SOFR + 2.75%), 3/19/29		2,137	2,146,821
			$ 5,043,517
Consumer Staples Distribution & Retail — 0.2%
Cardenas Markets, Inc., Term Loan, 12.198%, (SOFR + 6.75%), 8/1/29		397	$ 397,895
Peer Holding III B.V.:
Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	500	553,269
Term Loan, 8.598%, (SOFR + 3.25%), 10/28/30		1,100	1,104,468
			$ 2,055,632

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging — 0.8%
Berlin Packaging, LLC, Term Loan, 9.214%, (SOFR + 3.75%), 3/11/28(20)		1,222	$ 1,224,701
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.631%, (SOFR + 4.18%), 4/13/29		566	569,818
Kouti B.V., Term Loan, 7.38%, (3 mo. EURIBOR + 3.43%), 8/31/28	EUR	2,000	2,180,302
Pregis TopCo Corporation, Term Loan, 9.106%, (SOFR + 3.75%), 7/31/26		624	626,405
Pretium Packaging, LLC, Term Loan - Second Lien, 9.995%, (SOFR + 4.60%), 10/2/28		575	454,541
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.21%, (SOFR + 6.75%), 10/1/29		350	142,916
Proampac PG Borrower, LLC, Term Loan, 9.881%, (SOFR + 4.50%), 9/15/28		1,125	1,128,282
Reynolds Group Holdings, Inc.:
Term Loan, 8.72%, (SOFR + 3.25%), 2/5/26		760	763,282
Term Loan, 8.72%, (SOFR + 3.25%), 9/24/28		951	954,190
Trident TPI Holdings, Inc.:
Term Loan, 9.61%, (SOFR + 4.00%), 9/15/28		783	782,329
Term Loan, 9.848%, (SOFR + 4.50%), 9/15/28		1,325	1,328,690
			$ 10,155,456
Distributors — 0.0%(13)
Phillips Feed Service, Inc., Term Loan, 12.356%, (SOFR + 7.00%), 11/13/24(10)		105	$ 84,369
Winterfell Financing S.a.r.l., Term Loan, 8.973%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	500	546,800
			$ 631,169
Diversified Consumer Services — 0.4%
Ascend Learning, LLC, Term Loan, 8.956%, (SOFR + 3.50%), 12/11/28		637	$ 627,196
Belron Finance US, LLC, Term Loan, 8.067%, (SOFR + 2.43%), 4/13/28		827	829,001
Fugue Finance B.V., Term Loan, 8.205%, (3 mo. EURIBOR + 4.25%), 1/31/28	EUR	1,000	1,110,236
KUEHG Corp., Term Loan, 10.348%, (SOFR + 5.00%), 6/12/30		1,297	1,303,466
Sotheby's, Term Loan, 10.156%, (SOFR + 4.50%), 1/15/27		811	803,730
Spring Education Group, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 10/4/30		350	351,181
			$ 5,024,810
Diversified Financial Services — 0.2%
Concorde Midco, Ltd., Term Loan, 7.892%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	$ 1,092,911
Sandy BidCo B.V., Term Loan, 7.876%, (6 mo. EURIBOR + 3.75%), 8/17/29	EUR	1,000	1,095,498
			$ 2,188,409
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services — 1.4%
Altice France S.A., Term Loan, 10.894%, (SOFR + 5.50%), 8/15/28		1,071	$ 963,560
CenturyLink, Inc., Term Loan, 7.72%, (SOFR + 2.25%), 3/15/27		2,496	1,708,991
eircom Finco S.a.r.l., Term Loan, 7.122%, (1 mo. EURIBOR + 3.25%), 5/15/26	EUR	1,786	1,976,382
GEE Holdings 2, LLC:
Term Loan, 13.46%, (SOFR + 8.00%), 3/24/25		329	299,220
Term Loan - Second Lien, 13.71%, (SOFR + 8.25%), 5.46% cash, 8.25% PIK, 3/23/26		757	454,031
Telenet International Finance S.a.r.l., Term Loan, 6.083%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	1,904,252
UPC Broadband Holding B.V.:
Term Loan, 6.333%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,637,296
Term Loan, 6.833%, (1 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,000	3,300,319
Virgin Media Bristol, LLC, Term Loan, 8.726%, (SOFR + 3.25%), 1/31/29		1,150	1,149,856
Virgin Media Ireland Limited, Term Loan, 7.333%, (1 mo. EURIBOR + 3.50%), 7/15/29	EUR	1,000	1,091,186
Virgin Media SFA Finance Limited:
Term Loan, 6.333%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	600	654,401
Term Loan, 8.47%, (SONIA + 3.25%), 11/15/27	GBP	1,500	1,899,000
Zayo Group Holdings, Inc., Term Loan, 7.093%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	963	904,307
			$ 17,942,801
Electrical Equipment — 0.0%(13)
AZZ, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 5/13/29		357	$ 358,743
			$ 358,743
Electronic Equipment, Instruments & Components — 0.8%
Chamberlain Group, Inc., Term Loan, 8.706%, (SOFR + 3.25%), 11/3/28		1,519	$ 1,517,101
Creation Technologies, Inc., Term Loan, 11.176%, (SOFR + 5.50%), 10/5/28		960	936,366
II-VI Incorporated, Term Loan, 8.22%, (SOFR + 2.75%), 7/2/29		887	891,639
Minimax Viking GmbH, Term Loan, 7.093%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	1,682	1,867,543
Mirion Technologies, Inc., Term Loan, 8.36%, (SOFR + 2.75%), 10/20/28		586	588,837
MX Holdings US, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 7/31/28		249	249,760
Robertshaw US Holding Corp.:
Term Loan, 15.50%, (USD Prime + 7.00%), 2/28/27		0(7)	195
Term Loan, 15.50%, (USD Prime + 8.00%), 10.50% cash, 5.00% PIK, 2/28/27		1,060	1,048,771
Term Loan - Second Lien, 12.448%, (SOFR + 7.00%), 2/28/27		990	816,770

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Verifone Systems, Inc., Term Loan, 9.641%, (SOFR + 4.00%), 8/20/25		1,213	$ 1,178,207
Verisure Holding AB, Term Loan, 6.925%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	1,000	1,098,130
			$ 10,193,319
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 12.121%, (SOFR + 8.00%), 12/29/23(10)(21)		112	$ 89,387
Term Loan, 18.36%, (SOFR + 13.00%), 13.36% cash, 5.00% PIK, 12/29/23(10)		880	703,810
GIP Pilot Acquisition Partners L.P., Term Loan, 8.388%, (SOFR + 3.00%), 10/4/30		475	476,089
Lealand Finance Company B.V., Term Loan, 9.47%, (SOFR + 4.00%), 6.47% cash, 3.00% PIK, 6/30/25		234	96,720
			$ 1,366,006
Engineering & Construction — 0.2%
Aegion Corporation, Term Loan, 10.395%, (SOFR + 4.75%), 5/17/28		465	$ 465,557
American Residential Services, LLC, Term Loan, 9.11%, (SOFR + 3.50%), 10/15/27		558	557,750
APi Group DE, Inc., Term Loan, 7.72%, (SOFR + 2.25%), 10/1/26		1,305	1,310,043
Northstar Group Services, Inc., Term Loan, 10.97%, (SOFR + 5.50%), 11/12/26		212	211,670
			$ 2,545,020
Entertainment — 0.7%
City Football Group Limited, Term Loan, 8.47%, (SOFR + 3.00%), 7/21/28		1,348	$ 1,344,693
Crown Finance US, Inc., Term Loan, 7.381%, (SOFR + 1.50%), 7/31/28		274	277,397
EP Purchaser, LLC, Term Loan, 9.11%, (SOFR + 3.50%), 11/6/28		418	414,823
Playtika Holding Corp., Term Loan, 8.22%, (SOFR + 2.75%), 3/13/28		2,159	2,160,615
Renaissance Holding Corp., Term Loan, 10.106%, (SOFR + 4.75%), 4/5/30		948	952,245
UFC Holdings, LLC, Term Loan, 8.399%, (SOFR + 2.75%), 4/29/26		2,736	2,748,370
Vue International Bidco PLC:
Term Loan, 12.13%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	121	131,275
Term Loan, 12.63%, (6 mo. EURIBOR + 8.50%), 6.13% cash, 6.50% PIK, 12/31/27	EUR	844	318,661
			$ 8,348,079
Borrower/Description	Principal Amount* (000's omitted)		Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc.:
Term Loan, 7.22%, (1 mo. USD LIBOR + 1.75%), 1/2/26		872	$ 872,267
Term Loan, 1/31/31(22)		1,025	1,026,601
			$ 1,898,868
Financial Services — 0.6%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/24(18)		2,173	$ 239,052
GTCR W Merger Sub, LLC:
Term Loan, 9/20/30(22)		2,875	2,886,888
Term Loan, 9/20/30(22)	EUR	1,500	1,664,218
NCR Atleos, LLC, Term Loan, 10.206%, (SOFR + 4.75%), 3/27/29		1,300	1,297,969
Nuvei Technologies Corp., Term Loan, 12/19/30(22)		825	825,516
			$ 6,913,643
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.47%, (SOFR + 2.00%), 9/13/26		1,284	$ 1,287,329
			$ 1,287,329
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 10.22%, (SOFR + 4.75%), 10/1/25		587	$ 565,972
Badger Buyer Corp., Term Loan, 8.97%, (SOFR + 3.50%), 9/30/24		375	336,562
CHG PPC Parent, LLC:
Term Loan, 8.343%, (1 mo. EURIBOR + 4.50%), 12/8/28	EUR	2,000	2,234,119
Term Loan, 8.356%, (SOFR + 3.00%), 12/8/28		467	467,808
Del Monte Foods, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 5/16/29		446	418,213
Froneri International, Ltd.:
Term Loan, 6.097%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,275	1,396,541
Term Loan, 7.706%, (SOFR + 2.25%), 1/29/27		2,123	2,127,921
Monogram Food Solutions, LLC, Term Loan, 9.47%, (SOFR + 4.00%), 8/28/28		539	535,631
Nomad Foods Europe Midco Limited, Term Loan, 6.445%, (6 mo. EURIBOR + 2.50%), 6/24/28	EUR	3,000	3,319,441
Shearer's Foods, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 9/23/27		387	387,998
Sovos Brands Intermediate, Inc., Term Loan, 9.145%, (SOFR + 3.50%), 6/8/28		497	499,609
United Petfood Group B.V., Term Loan, 6.852%, (6 mo. EURIBOR + 2.75%), 4/23/28	EUR	750	815,543
Valeo F1 Company Limited (Ireland), Term Loan, 8.136%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	1,000	1,051,513
			$ 14,156,871

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 0.3%
Artivion, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 6/1/27		517	$ 506,660
Bayou Intermediate II, LLC, Term Loan, 10.154%, (SOFR + 4.50%), 8/2/28		735	702,844
Journey Personal Care Corp., Term Loan, 9.72%, (1 mo. USD LIBOR + 4.25%), 3/1/28		1,517	1,502,247
Medline Borrower, L.P., Term Loan, 7.093%, (1 mo. EURIBOR + 3.25%), 10/23/28	EUR	1,000	1,103,674
			$ 3,815,425
Health Care Providers & Services — 2.7%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.36%, (SOFR + 3.75%), 9/7/28		1,054	$ 1,057,451
Biogroup-LCD, Term Loan, 7.216%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	750	794,499
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.348%, (SOFR + 8.00%), 1/15/26		3,740	3,198,122
CCRR Parent, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 3/6/28		511	498,156
Cerba Healthcare S.A.S., Term Loan, 7.543%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	1,250	1,238,494
CHG Healthcare Services, Inc.:
Term Loan, 8.72%, (SOFR + 3.25%), 9/29/28		1,075	1,078,311
Term Loan, 9.145%, (SOFR + 3.75%), 9/29/28		400	401,417
CNT Holdings I Corp., Term Loan, 8.926%, (SOFR + 3.50%), 11/8/27		681	682,736
Covis Finco S.a.r.l., Term Loan, 12.012%, (SOFR + 6.50%), 2/18/27		690	491,723
Dedalus Finance GmbH, Term Loan, 7.712%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	500	526,347
Electron BidCo, Inc., Term Loan, 8.47%, (SOFR + 3.00%), 11/1/28		786	788,947
Elsan S.A.S., Term Loan, 7.39%, (6 mo. EURIBOR + 3.35%), 6/16/28	EUR	1,500	1,639,883
Ensemble RCM, LLC, Term Loan, 9.233%, (SOFR + 3.75%), 8/3/26		1,650	1,654,913
IVC Acquisition, Ltd.:
Term Loan, 10.886%, (SOFR + 5.50%), 11/17/28		1,025	1,030,766
Term Loan, 11.214%, (SONIA + 5.75%), 11/13/26	GBP	1,000	1,263,762
LSCS Holdings, Inc., Term Loan, 9.97%, (SOFR + 4.61%), 12/16/28		711	702,507
Medical Solutions Holdings, Inc., Term Loan, 8.706%, (SOFR + 3.25%), 11/1/28		1,450	1,348,121
Mehilainen Yhtiot Oy, Term Loan, 7.45%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	1,000	1,106,414
Midwest Physician Administrative Services, LLC, Term Loan, 8.86%, (SOFR + 3.25%), 3/12/28		462	419,593
National Mentor Holdings, Inc.:
Term Loan, 9.198%, (SOFR + 3.75%), 3/2/28		58	52,853
Term Loan, 9.204%, (SOFR + 3.75%), 3/2/28(20)		2,025	1,835,885
Option Care Health, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 10/27/28		417	418,582
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Pacific Dental Services, LLC, Term Loan, 8.97%, (SOFR + 3.50%), 5/5/28		686	$ 688,053
Phoenix Guarantor, Inc.:
Term Loan, 8.72%, (SOFR + 3.25%), 3/5/26		1,863	1,865,259
Term Loan, 8.97%, (SOFR + 3.50%), 3/5/26		1,287	1,289,035
R1 RCM, Inc., Term Loan, 6/21/29(22)		225	225,000
Radnet Management, Inc., Term Loan, 8.645%, (SOFR + 3.00%), 4/21/28		960	963,302
Ramsay Generale de Sante S.A., Term Loan, 6.952%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	500	551,544
Select Medical Corporation, Term Loan, 8.356%, (SOFR + 3.00%), 3/6/27		2,953	2,958,966
Sound Inpatient Physicians, Term Loan, 8.645%, (SOFR + 3.00%), 6/27/25		473	160,296
Surgery Center Holdings, Inc., Term Loan, 8.856%, (SOFR + 3.50%), 12/19/30		943	947,653
Synlab Bondco PLC:
Term Loan, 6.392%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	541,970
Term Loan, 12/12/30(22)	EUR	125	137,994
U.S. Anesthesia Partners, Inc., Term Loan, 9.707%, (SOFR + 4.25%), 10/1/28		1,489	1,367,114
			$ 33,925,668
Health Care Technology — 0.5%
Imprivata, Inc., Term Loan, 9.60%, (SOFR + 4.25%), 12/1/27		222	$ 222,918
MedAssets Software Intermediate Holdings, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 12/18/28		1,081	865,051
Navicure, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 10/22/26		1,641	1,649,317
Project Ruby Ultimate Parent Corp., Term Loan, 8.72%, (SOFR + 3.25%), 3/10/28		1,021	1,021,763
Verscend Holding Corp., Term Loan, 9.47%, (SOFR + 4.00%), 8/27/25		2,179	2,184,718
			$ 5,943,767
Hotels, Restaurants & Leisure — 1.7%
Carnival Corporation:
Term Loan, 7.593%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	1,462	$ 1,618,276
Term Loan, 8.72%, (SOFR + 3.25%), 10/18/28		2,646	2,655,923
ClubCorp Holdings, Inc., Term Loan, 10.214%, (SOFR + 5.00%), 9/18/26		1,768	1,709,082
Fertitta Entertainment, LLC, Term Loan, 9.356%, (SOFR + 4.00%), 1/27/29		4,139	4,145,034
Flutter Entertainment PLC, Term Loan, 7.70%, (SOFR + 2.25%), 11/25/30		3,075	3,085,892
Four Seasons Hotels Limited, Term Loan, 7.956%, (SOFR + 2.50%), 11/30/29		1,011	1,016,299
GVC Holdings (Gibraltar) Limited, Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	1,850	2,056,786

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., Term Loan, 8.456%, (SOFR + 3.00%), 12/15/27		295	$ 295,531
Ontario Gaming GTA L.P., Term Loan, 9.598%, (SOFR + 4.25%), 8/1/30		400	402,094
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.883%, (SOFR + 8.25%), 6/23/26		348	324,924
Playa Resorts Holding B.V., Term Loan, 9.608%, (SOFR + 4.25%), 1/5/29		1,312	1,314,955
Scientific Games Holdings, L.P., Term Loan, 7.714%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,094,808
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.47%, (SOFR + 3.00%), 8/25/28		880	885,248
SMG US Midco 2, Inc., Term Loan, 8.145%, (SOFR + 2.50%), 1/23/25		236	236,279
Wyndham Hotels & Resorts, Inc., Term Loan, 7.706%, (SOFR + 2.25%), 5/24/30		771	773,886
			$ 21,615,017
Household Durables — 1.2%
ACProducts, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 5/17/28		1,731	$ 1,522,085
Libbey Glass, Inc., Term Loan, 11.956%, (SOFR + 6.50%), 11/22/27		9,534	9,129,128
Serta Simmons Bedding, LLC, Term Loan, 12.963%, (SOFR + 7.50%), 6/29/28		3,630	3,463,206
Solis IV B.V., Term Loan, 7.956%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	1,096,360
			$ 15,210,779
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 11.538%, (SOFR + 6.00%), 12/22/26		392	$ 393,470
Nobel Bidco B.V., Term Loan, 7.475%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	1,000	1,067,727
			$ 1,461,197
Industrial Conglomerates — 0.1%
Ammeraal Beltech Holding B.V., Term Loan, 8.925%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	500	$ 553,125
Rain Carbon GmbH, Term Loan, 8.994%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	996	1,091,292
			$ 1,644,417
Insurance — 1.7%
Alliant Holdings Intermediate, LLC, Term Loan, 8.865%, (SOFR + 3.50%), 11/6/30		1,233	$ 1,240,294
AmWINS Group, Inc.:
Term Loan, 7.72%, (SOFR + 2.25%), 2/19/28		3,759	3,768,203
Term Loan, 8.22%, (SOFR + 2.75%), 2/19/28		668	670,994
AssuredPartners, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 2/12/27		168	168,542
Financiere CEP S.A.S., Term Loan, 7.925%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	1,750	1,925,358
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
HUB International Limited, Term Loan, 9.662%, (SOFR + 4.25%), 6/20/30		5,339	$ 5,370,525
NFP Corp., Term Loan, 8.72%, (SOFR + 3.25%), 2/16/27		3,067	3,087,201
Ryan Specialty Group, LLC, Term Loan, 8.456%, (SOFR + 3.00%), 9/1/27		1,669	1,671,371
USI, Inc., Term Loan, 8.348%, (SOFR + 3.00%), 11/22/29		3,049	3,060,417
			$ 20,962,905
Interactive Media & Services — 0.3%
Adevinta ASA:
Term Loan, 6.425%, (3 mo. EURIBOR + 2.50%), 6/26/28	EUR	1,300	$ 1,440,005
Term Loan, 8.362%, (SOFR + 2.75%), 6/26/28		124	124,667
Buzz Finco, LLC:
Term Loan, 8.206%, (SOFR + 2.75%), 1/29/27		553	555,859
Term Loan, 8.706%, (SOFR + 3.25%), 1/29/27		60	60,464
Foundational Education Group, Inc., Term Loan, 9.895%, (SOFR + 4.25%), 8/31/28		539	528,220
Getty Images, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 2/19/26		674	677,435
Match Group, Inc., Term Loan, 7.27%, (SOFR + 1.75%), 2/13/27		675	676,687
			$ 4,063,337
IT Services — 1.8%
Asurion, LLC:
Term Loan, 8.713%, (SOFR + 3.25%), 12/23/26		3,065	$ 3,063,557
Term Loan, 8.72%, (SOFR + 3.25%), 7/31/27		1,079	1,073,403
Term Loan, 9.456%, (SOFR + 4.00%), 8/19/28		1,002	998,913
Term Loan - Second Lien, 10.72%, (SOFR + 5.25%), 1/31/28		1,350	1,289,813
Cyxtera DC Holdings, Inc.:
Term Loan, 0.00%, 5/1/24(18)		895	566,101
Term Loan, 13.974%, (SOFR + 8.50%), 2/7/24		251	252,789
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28		2,730	2,681,799
Gainwell Acquisition Corp., Term Loan, 9.448%, (SOFR + 4.00%), 10/1/27		3,056	2,979,942
Indy US Bidco, LLC, Term Loan, 7.593%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	729	774,226
Informatica, LLC, Term Loan, 8.22%, (SOFR + 2.75%), 10/27/28		2,628	2,636,947
NAB Holdings, LLC, Term Loan, 8.248%, (SOFR + 2.75%), 11/23/28		1,103	1,105,486
Rackspace Technology Global, Inc., Term Loan, 8.23%, (SOFR + 2.75%), 2/15/28		2,238	990,222
Sedgwick Claims Management Services, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 2/24/28		1,215	1,220,324

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Skopima Merger Sub, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 5/12/28		1,466	$ 1,464,287
team.blue Finco S.a.r.l., Term Loan, 7.125%, (3 mo. EURIBOR + 3.20%), 3/30/28	EUR	1,000	1,077,731
			$ 22,175,540
Leisure Products — 0.2%
Accell Group N.V., Term Loan, 8.86%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	500	$ 433,300
Amer Sports Oyj, Term Loan, 7.948%, (3 mo. EURIBOR + 4.00%), 3/30/26	EUR	1,550	1,717,074
Fender Musical Instruments Corporation, Term Loan, 9.456%, (SOFR + 4.00%), 12/1/28		319	311,930
Recess Holdings, Inc., Term Loan, 9.388%, (SOFR + 4.00%), 3/29/27		599	603,737
			$ 3,066,041
Life Sciences Tools & Services — 0.6%
Avantor Funding, Inc., Term Loan, 6.343%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	942	$ 1,040,422
Catalent Pharma Solutions, Inc.:
Term Loan, 7.471%, (SOFR + 2.00%), 2/22/28		812	799,850
Term Loan, 8.356%, (SOFR + 3.00%), 2/22/28		250	249,688
Curia Global, Inc., Term Loan, 9.233%, (SOFR + 3.75%), 8/30/26		243	218,884
IQVIA, Inc., Term Loan, 7.348%, (SOFR + 2.00%), 1/2/31		1,325	1,330,442
LGC Group Holdings, Ltd., Term Loan, 7.093%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	1,000	1,077,731
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.956%, (SOFR + 3.50%), 4/21/27		338	330,970
Packaging Coordinators Midco, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27		1,339	1,341,250
Star Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 9/27/30		1,375	1,365,977
			$ 7,755,214
Machinery — 2.4%
Alliance Laundry Systems, LLC, Term Loan, 8.994%, (SOFR + 3.50%), 10/8/27		996	$ 1,000,783
American Trailer World Corp., Term Loan, 9.206%, (SOFR + 3.75%), 3/3/28		612	600,977
Apex Tool Group, LLC, Term Loan, 10.707%, (SOFR + 5.25%), 2/8/29		3,312	2,922,445
Barnes Group, Inc., Term Loan, 8.456%, (SOFR + 3.00%), 9/3/30		499	500,776
Conair Holdings, LLC, Term Loan, 9.22%, (SOFR + 3.75%), 5/17/28		1,515	1,489,872
CPM Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 9/28/28		302	303,763
Delachaux Group SA, Term Loan, 8.154%, (3 mo. EURIBOR + 4.25%), 4/16/29	EUR	1,000	1,105,100
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
EMRLD Borrower, L.P., Term Loan, 8.356%, (SOFR + 3.00%), 5/31/30		1,072	$ 1,076,812
Engineered Machinery Holdings, Inc.:
Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	978	1,044,040
Term Loan, 9.11%, (SOFR + 3.50%), 5/19/28		2,319	2,306,623
Filtration Group Corporation:
Term Loan, 8.093%, (1 mo. EURIBOR + 4.25%), 10/21/28	EUR	1,337	1,476,490
Term Loan, 8.97%, (SOFR + 3.50%), 10/21/28		733	735,467
Gates Global, LLC, Term Loan, 7.956%, (SOFR + 2.50%), 3/31/27		3,899	3,911,200
Icebox Holdco III, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 12/22/28		836	831,844
INNIO Group Holding GmbH, Term Loan, 6.858%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	750	829,826
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.425%, (3 mo. EURIBOR + 4.50%), 11/22/29	EUR	496	549,668
Term Loan, 9.348%, (SOFR + 4.00%), 11/22/29		596	597,834
SPX Flow, Inc., Term Loan, 9.956%, (SOFR + 4.50%), 4/5/29		1,176	1,181,554
Titan Acquisition Limited, Term Loan, 8.47%, (SOFR + 3.00%), 3/28/25		2,992	2,993,232
TK Elevator Topco GmbH, Term Loan, 7.597%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	1,500	1,659,237
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27		1,186	1,190,374
Zephyr German BidCo GmbH, Term Loan, 7.833%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	1,500	1,581,409
			$ 29,889,326
Media — 1.1%
Aragorn Parent Corp., Term Loan, 9.612%, (SOFR + 4.25%), 6/15/28		954	$ 951,377
Axel Springer SE, Term Loan, 8.673%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	1,000	1,106,250
Gray Television, Inc.:
Term Loan, 7.957%, (SOFR + 2.50%), 1/2/26		637	637,498
Term Loan, 8.457%, (SOFR + 3.00%), 12/1/28		931	925,504
Hubbard Radio, LLC, Term Loan, 9.73%, (1 mo. USD LIBOR + 4.25%), 3/28/25		616	508,149
iHeartCommunications, Inc., Term Loan, 8.47%, (SOFR + 3.00%), 5/1/26		444	384,501
Magnite, Inc., Term Loan, 10.519%, (SOFR + 5.00%), 4/28/28(20)		634	636,602
MJH Healthcare Holdings, LLC, Term Loan, 8.956%, (SOFR + 3.50%), 1/28/29		270	269,512
Nexstar Broadcasting, Inc., Term Loan, 7.97%, (SOFR + 2.50%), 9/18/26		267	267,851
Sinclair Television Group, Inc.:
Term Loan, 7.97%, (SOFR + 2.50%), 9/30/26		622	575,079
Term Loan, 8.47%, (SOFR + 3.00%), 4/1/28		402	333,328

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Media (continued)
Univision Communications, Inc., Term Loan, 8.72%, (SOFR + 3.25%), 3/15/26		6,751	$ 6,771,550
			$ 13,367,201
Metals/Mining — 0.4%
Arsenal AIC Parent, LLC, Term Loan, 9.856%, (SOFR + 4.50%), 8/18/30		748	$ 752,178
Dynacast International, LLC:
Term Loan, 9.988%, (SOFR + 4.50%), 7/22/25		1,040	966,892
Term Loan, 14.488%, (SOFR + 9.00%), 10/22/25		401	302,978
PMHC II, Inc., Term Loan, 9.807%, (SOFR + 4.25%), 4/23/29		992	954,004
WireCo WorldGroup, Inc., Term Loan, 9.108%, (SOFR + 3.75%), 11/13/28		437	439,129
Zekelman Industries, Inc., Term Loan, 7.476%, (SOFR + 2.00%), 1/24/27		1,097	1,099,464
			$ 4,514,645
Oil, Gas & Consumable Fuels — 0.5%
Freeport LNG Investments, LLP, Term Loan, 9.177%, (SOFR + 3.50%), 12/21/28		658	$ 658,376
ITT Holdings, LLC, Term Loan, 8.706%, (SOFR + 3.25%), 10/5/30		798	801,990
Matador Bidco S.a.r.l., Term Loan, 9.956%, (SOFR + 4.50%), 10/15/26		1,529	1,538,598
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.71%, (SOFR + 3.25%), 10/5/28		1,023	1,027,264
Oxbow Carbon, LLC, Term Loan, 9.452%, (SOFR + 4.00%), 5/10/30(20)		522	522,157
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.47%, (SOFR + 8.00%), 8/27/26		359	359,210
UGI Energy Services, LLC, Term Loan, 8.706%, (SOFR + 3.25%), 2/22/30		1,473	1,479,864
			$ 6,387,459
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 7.97%, (SOFR + 2.50%), 8/18/25		954	$ 954,175
Rainbow Finco S.a.r.l., Term Loan, 7.201%, (6 mo. EURIBOR + 3.25%), 2/23/29	EUR	1,000	1,088,495
Sunshine Luxembourg VII S.a.r.l.:
Term Loan, 7.175%, (3 mo. EURIBOR + 3.25%), 10/1/26	EUR	550	606,987
Term Loan, 8.948%, (SOFR + 3.50%), 10/1/26		195	195,797
			$ 2,845,454
Pharmaceuticals — 1.1%
Aenova Holding GmbH, Term Loan, 8.487%, (3 mo. EURIBOR + 4.50%), 3/6/26	EUR	1,000	$ 1,103,606
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 8.843%, (1 mo. EURIBOR + 5.00%), 9/30/28	EUR	1,000	1,108,228
Bausch Health Companies, Inc., Term Loan, 10.706%, (SOFR + 5.25%), 2/1/27		2,899	2,370,218
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Ceva Sante Animale:
Term Loan, 8.175%, (3 mo. EURIBOR + 4.25%), 11/8/30	EUR	1,500	$ 1,661,108
Term Loan, 9.616%, (SOFR + 4.25%), 11/1/30		400	402,500
Jazz Financing Lux S.a.r.l., Term Loan, 8.97%, (SOFR + 3.50%), 5/5/28		1,427	1,435,591
Mallinckrodt International Finance S.A.:
Term Loan, 12.865%, (SOFR + 7.50%), 11/14/28		434	481,657
Term Loan - Second Lien, 14.865%, (SOFR + 9.50%), 11/14/28		2,462	2,651,165
PharmaZell GmbH, Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,000	1,048,292
Recipharm AB, Term Loan, 6.944%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,000	1,068,250
			$ 13,330,615
Professional Services — 1.7%
AlixPartners, LLP:
Term Loan, 7.175%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	973	$ 1,069,163
Term Loan, 8.22%, (SOFR + 2.75%), 2/4/28		1,933	1,939,440
APFS Staffing Holdings, Inc., Term Loan, 9.356%, (SOFR + 4.00%), 12/29/28		270	268,668
Apleona Holding GmbH, Term Loan, 6.648%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	1,000	1,091,358
ASGN Incorporated, Term Loan, 7.606%, (SOFR + 2.25%), 8/30/30		374	376,576
Camelot U.S. Acquisition, LLC:
Term Loan, 8.47%, (SOFR + 3.00%), 10/30/26		1,413	1,416,978
Term Loan, 8.47%, (SOFR + 3.00%), 10/30/26		830	831,113
CoreLogic, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 6/2/28		3,852	3,760,049
Corporation Service Company, Term Loan, 8.706%, (SOFR + 3.25%), 11/2/29		300	301,426
Deerfield Dakota Holding, LLC, Term Loan, 9.098%, (SOFR + 3.75%), 4/9/27		2,053	2,040,371
Employbridge Holding Company, Term Loan, 10.407%, (SOFR + 4.75%), 7/19/28		2,321	1,920,286
First Advantage Holdings, LLC, Term Loan, 8.22%, (SOFR + 2.75%), 1/31/27		606	608,128
Genuine Financial Holdings, LLC, Term Loan, 9.356%, (SOFR + 4.00%), 9/27/30		399	398,626
Neptune Bidco US, Inc., Term Loan, 10.507%, (SOFR + 5.00%), 4/11/29		1,891	1,733,520
Rockwood Service Corporation, Term Loan, 9.72%, (SOFR + 4.25%), 1/23/27		964	967,683
Saphilux S.a.r.l., Term Loan, 7/18/28(22)	EUR	500	554,587
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 6.275%, (6 mo. EURIBOR + 2.38%), 7/15/25	EUR	826	913,293

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Trans Union, LLC, Term Loan, 7.72%, (SOFR + 2.25%), 12/1/28		1,249	$ 1,253,755
Vaco Holdings, LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29		270	266,917
			$ 21,711,937
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 8.22%, (SOFR + 2.75%), 8/21/25		142	$ 141,787
Term Loan, 8.706%, (SOFR + 3.25%), 1/31/30		2,990	2,972,686
Term Loan, 9.356%, (SOFR + 4.00%), 1/31/30		1,232	1,233,944
Greystar Real Estate Partners, LLC, Term Loan, 9.125%, (SOFR + 3.75%), 8/21/30		599	599,996
Homeserve USA Holding Corp., Term Loan, 8.358%, (SOFR + 3.00%), 10/21/30		900	900,750
			$ 5,849,163
Road & Rail — 0.6%
Grab Holdings, Inc., Term Loan, 9.97%, (SOFR + 4.50%), 1/29/26		938	$ 942,863
Hertz Corporation (The):
Term Loan, 8.72%, (SOFR + 3.25%), 6/30/28		1,025	1,023,947
Term Loan, 8.72%, (SOFR + 3.25%), 6/30/28		198	197,923
Term Loan, 9.108%, (SOFR + 3.75%), 6/30/28		725	724,728
Kenan Advantage Group, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 3/24/26		2,183	2,179,966
Uber Technologies, Inc., Term Loan, 8.135%, (SOFR + 2.75%), 3/3/30		1,909	1,916,591
			$ 6,986,018
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 8.285%, (SOFR + 3.10%), 2/1/29		1,256	$ 1,255,561
Bright Bidco B.V., Term Loan, 14.37%, (SOFR + 9.00%), 6.37% cash, 8.00% PIK, 10/31/27		354	123,878
MaxLinear, Inc., Term Loan, 7.72%, (SOFR + 2.25%), 6/23/28		286	282,857
MKS Instruments, Inc., Term Loan, 6.843%, (1 mo. EURIBOR + 3.00%), 8/17/29	EUR	988	1,090,696
Synaptics Incorporated, Term Loan, 7.875%, (SOFR + 2.25%), 12/2/28		391	390,675
Ultra Clean Holdings, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 8/27/25		565	567,502
			$ 3,711,169
Software — 6.1%
Applied Systems, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 9/18/26		5,104	$ 5,134,556
AppLovin Corporation, Term Loan, 8.456%, (SOFR + 3.10%), 8/16/30		1,575	1,577,800
Aptean, Inc.:
Term Loan, 9.706%, (SOFR + 4.25%), 4/23/26		813	813,296
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Aptean, Inc.: (continued)
Term Loan - Second Lien, 12.456%, (SOFR + 7.00%), 4/23/27		1,450	$ 1,450,000
Astra Acquisition Corp.:
Term Loan, 10.86%, (SOFR + 5.25%), 10/25/28		1,069	692,608
Term Loan - Second Lien, 14.485%, (SOFR + 8.88%), 10/25/29		1,650	791,810
Banff Merger Sub, Inc.:
Term Loan, 8.093%, (1 mo. EURIBOR + 4.25%), 12/29/28	EUR	483	534,287
Term Loan, 9.606%, (SOFR + 4.25%), 12/29/28		2,682	2,706,267
Term Loan, 12/29/28(22)		300	302,766
Term Loan - Second Lien, 10.97%, (SOFR + 5.50%), 2/27/26		900	900,844
Cegid Group SAS, Term Loan, 7.703%, (3 mo. EURIBOR + 3.75%), 7/10/28	EUR	1,000	1,101,880
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29		2,258	2,271,399
CentralSquare Technologies, LLC, Term Loan, 9.248%, (SOFR + 3.75%), 8/29/25		1,402	1,359,556
Ceridian HCM Holding, Inc., Term Loan, 7.97%, (SOFR + 2.50%), 4/30/25		1,469	1,473,827
Cloud Software Group, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 3/30/29(20)		1,489	1,461,007
Cloudera, Inc.:
Term Loan, 9.206%, (SOFR + 3.75%), 10/8/28		3,376	3,353,492
Term Loan - Second Lien, 11.456%, (SOFR + 6.00%), 10/8/29		775	746,583
Constant Contact, Inc., Term Loan, 9.687%, (SOFR + 4.00%), 2/10/28		1,716	1,681,204
Cornerstone OnDemand, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 10/16/28		1,326	1,290,729
Delta TopCo, Inc.:
Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27		1,365	1,366,066
Term Loan - Second Lien, 12.621%, (SOFR + 7.25%), 12/1/28		1,950	1,956,398
ECI Macola Max Holding, LLC, Term Loan, 9.36%, (SOFR + 3.75%), 11/9/27		1,262	1,264,148
Epicor Software Corporation:
Term Loan, 8.72%, (SOFR + 3.25%), 7/30/27		768	772,094
Term Loan, 9.106%, (SOFR + 3.75%), 7/30/27		825	833,353
Fiserv Investment Solutions, Inc., Term Loan, 9.372%, (SOFR + 4.00%), 2/18/27		507	483,906
GoTo Group, Inc., Term Loan, 10.283%, (SOFR + 4.75%), 8/31/27		1,770	1,180,757
Greeneden U.S. Holdings II, LLC:
Term Loan, 8.198%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	729	808,363
Term Loan, 9.356%, (SOFR + 4.00%), 12/1/27		802	806,387
IGT Holding IV AB, Term Loan, 7.075%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,000	1,098,016
iSolved, Inc., Term Loan, 9.484%, (SOFR + 4.00%), 10/14/30		500	501,563

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Ivanti Software, Inc., Term Loan, 9.907%, (SOFR + 4.25%), 12/1/27		1,442	$ 1,373,351
Magenta Buyer, LLC:
Term Loan, 10.645%, (SOFR + 5.00%), 7/27/28		2,151	1,512,158
Term Loan - Second Lien, 13.895%, (SOFR + 8.25%), 7/27/29		525	207,375
Marcel LUX IV S.a.r.l.:
Term Loan, 8.455%, (3 mo. EURIBOR + 4.50%), 11/7/30	EUR	1,500	1,660,603
Term Loan, 9.832%, (SOFR + 4.50%), 11/11/30		1,225	1,233,167
McAfee, LLC:
Term Loan, 7.734%, (3 mo. EURIBOR + 3.75%), 3/1/29	EUR	985	1,073,685
Term Loan, 9.193%, (SOFR + 3.75%), 3/1/29		2,758	2,754,122
Mosel Bidco SE:
Term Loan, 8.681%, (3 mo. EURIBOR + 4.75%), 9/16/30	EUR	750	831,757
Term Loan, 10.098%, (SOFR + 4.75%), 9/16/30		250	250,625
OceanKey (U.S.) II Corp., Term Loan, 8.956%, (SOFR + 3.50%), 12/15/28		614	602,395
Open Text Corporation, Term Loan, 8.206%, (SOFR + 2.75%), 1/31/30		1,332	1,335,458
Polaris Newco, LLC:
Term Loan, 7.955%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	978	1,054,157
Term Loan, 9.47%, (SOFR + 4.00%), 6/2/28		2,787	2,752,949
Proofpoint, Inc., Term Loan, 8.72%, (SOFR + 3.25%), 8/31/28		2,450	2,454,883
Quartz AcquireCo, LLC, Term Loan, 8.856%, (SOFR + 3.50%), 6/28/30		748	751,398
Quest Software US Holdings, Inc., Term Loan, 9.783%, (SOFR + 4.25%), 2/1/29		995	770,474
RealPage, Inc., Term Loan, 8.47%, (SOFR + 3.00%), 4/24/28		2,810	2,799,524
Sabre GLBL, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 6/30/28		1,100	979,000
SolarWinds Holdings, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 2/5/27		1,687	1,693,682
Sophia, L.P., Term Loan, 8.956%, (SOFR + 3.50%), 10/7/27		388	389,523
Turing Midco, LLC, Term Loan, 7.97%, (SOFR + 2.50%), 3/24/28		165	165,829
Ultimate Software Group, Inc. (The):
Term Loan, 8.764%, (SOFR + 3.25%), 5/4/26		3,832	3,846,734
Term Loan, 9.233%, (SOFR + 3.75%), 5/4/26		1,652	1,658,311
Veritas US, Inc.:
Term Loan, 8.675%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	968	842,952
Term Loan, 10.47%, (SOFR + 5.00%), 9/1/25		2,395	1,992,431
Vision Solutions, Inc., Term Loan, 9.64%, (SOFR + 4.00%), 4/24/28		416	413,876
			$ 76,115,381
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail — 1.2%
Belron Luxembourg S.a.r.l., Term Loan, 6.381%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	900	$ 997,902
Boels Topholding B.V., Term Loan, 7.212%, (EURIBOR + 3.25%), 2/6/27(20)	EUR	862	954,589
Etraveli Holding AB, Term Loan, 8.925%, (3 mo. EURIBOR + 5.00%), 11/2/28	EUR	937	1,036,067
Great Outdoors Group, LLC, Term Loan, 9.22%, (SOFR + 3.75%), 3/6/28		2,377	2,380,310
Harbor Freight Tools USA, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 10/19/27		1,854	1,854,585
Hoya Midco, LLC, Term Loan, 8.633%, (SOFR + 3.25%), 2/3/29		981	982,262
Les Schwab Tire Centers, Term Loan, 8.71%, (SOFR + 3.25%), 11/2/27		2,866	2,869,842
Mattress Firm, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 9/25/28		1,177	1,170,092
PetSmart, Inc., Term Loan, 9.206%, (SOFR + 3.75%), 2/11/28		1,295	1,282,883
Speedster Bidco GmbH, Term Loan, 6.886%, (6 mo. EURIBOR + 2.75%), 3/31/27	EUR	1,000	1,087,621
			$ 14,616,153
Trading Companies & Distributors — 1.3%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.356%, (SOFR + 2.00%), 1/15/27		2,346	$ 2,353,605
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30		673	677,521
Hillman Group, Inc. (The), Term Loan, 8.22%, (SOFR + 2.75%), 7/14/28		270	270,374
Patagonia Bidco Limited, Term Loan, 10.437%, (SONIA + 5.25%), 11/1/28	GBP	1,000	1,094,287
PEARLS (Netherlands) Bidco B.V., Term Loan, 7.448%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	1,000	1,090,380
Quimper AB, Term Loan, 6.88%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	1,875	2,060,420
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28		3,793	3,347,891
SRS Distribution, Inc.:
Term Loan, 8.956%, (SOFR + 3.50%), 6/2/28		368	368,898
Term Loan, 8.97%, (SOFR + 3.50%), 6/2/28		978	979,211
White Cap Buyer, LLC, Term Loan, 9.106%, (SOFR + 3.75%), 10/19/27		2,037	2,044,590
Windsor Holdings III, LLC:
Term Loan, 8.368%, (1 mo. EURIBOR + 4.50%), 8/1/30	EUR	500	556,805
Term Loan, 9.841%, (SOFR + 4.50%), 8/1/30		1,022	1,031,019
			$ 15,875,001
Transportation Infrastructure — 0.1%
Brown Group Holding, LLC:
Term Loan, 8.206%, (SOFR + 2.75%), 6/7/28		220	$ 219,964
Term Loan, 9.129%, (SOFR + 3.75%), 7/2/29(20)		247	247,933

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure (continued)
KKR Apple Bidco, LLC, Term Loan, 8.22%, (SOFR + 2.75%), 9/22/28	172	$ 171,540
		$ 639,437
Wireless Telecommunication Services — 0.4%
Digicel International Finance Limited, Term Loan, 10.75%, (USD Prime + 2.25%), 5/28/24	4,762	$ 4,478,084
		$ 4,478,084
Total Senior Floating-Rate Loans (identified cost $567,727,798)		$ 552,572,552

Sovereign Government Bonds — 4.3%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.1%
Albania Government International Bond:
3.50%, 11/23/31(14)	EUR	200	$ 194,408
5.90%, 6/9/28(14)	EUR	1,279	1,446,474
			$ 1,640,882
Angola — 0.0%(13)
Angolan Government International Bond, 8.75%, 4/14/32(14)		528	$ 465,813
			$ 465,813
Argentina — 0.1%
Republic of Argentina:
3.50% to 7/9/29, 7/9/41(3)		500	$ 171,830
3.625% to 7/9/24, 7/9/35(3)		500	172,783
4.25% to 7/9/24, 1/9/38(3)		1,000	398,173
			$ 742,786
Bahrain — 0.1%
Kingdom of Bahrain:
5.45%, 9/16/32(14)		200	$ 184,277
5.625%, 5/18/34(14)		200	181,470
6.75%, 9/20/29(14)		300	305,644
7.00%, 10/12/28(14)		300	313,110
7.375%, 5/14/30(14)		590	616,668
			$ 1,601,169
Barbados — 0.1%
Government of Barbados, 6.50%, 10/1/29(1)		913	$ 869,062
			$ 869,062
Security	Principal Amount* (000's omitted)		Value
Benin — 0.1%
Benin Government International Bond:
4.875%, 1/19/32(14)	EUR	406	$ 367,976
4.95%, 1/22/35(14)	EUR	200	174,606
6.875%, 1/19/52(14)	EUR	1,158	1,009,564
			$ 1,552,146
Brazil — 0.2%
Federative Republic of Brazil:
3.875%, 6/12/30		371	$ 340,534
4.625%, 1/13/28		1,100	1,092,727
5.00%, 1/27/45		600	491,379
			$ 1,924,640
Chile — 0.1%
Chile Government International Bond:
2.45%, 1/31/31		465	$ 405,951
2.55%, 7/27/33		600	497,896
3.24%, 2/6/28		260	248,028
3.50%, 1/25/50		845	644,891
			$ 1,796,766
Colombia — 0.1%
Colombia Government International Bond:
3.25%, 4/22/32		900	$ 717,236
4.125%, 5/15/51		430	287,214
			$ 1,004,450
Costa Rica — 0.0%(13)
Costa Rica Government International Bond, 6.55%, 4/3/34(14)		460	$ 477,538
			$ 477,538
Croatia — 0.0%(13)
Croatia Government International Bond, 1.75%, 3/4/41(14)	EUR	212	$ 178,218
			$ 178,218
Dominican Republic — 0.1%
Dominican Republic:
4.50%, 1/30/30(14)		430	$ 397,212
4.875%, 9/23/32(14)		380	346,902
6.40%, 6/5/49(14)		150	141,750
6.85%, 1/27/45(14)		300	300,000
7.45%, 4/30/44(14)		300	319,125
			$ 1,504,989
Ecuador — 0.1%
Republic of Ecuador, 2.50%, 7/31/40(14)		2,958	$ 687,754
			$ 687,754

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Egypt — 0.1%
Arab Republic of Egypt:
5.25%, 10/6/25(1)	200	$ 182,384
5.80%, 9/30/27(14)	427	330,375
7.50%, 2/16/61(14)	260	152,675
8.70%, 3/1/49(14)	452	284,335
8.875%, 5/29/50(14)	355	227,231
		$ 1,177,000
El Salvador — 0.1%
Republic of El Salvador:
5.875%, 1/30/25(14)	57	$ 53,650
6.375%, 1/18/27(14)	393	348,676
7.125%, 1/20/50(14)	150	106,804
7.65%, 6/15/35(14)	17	13,324
8.25%, 4/10/32(14)	637	542,246
		$ 1,064,700
Ethiopia — 0.1%
Ethiopia Government International Bond, 6.625%, 12/11/24(14)(18)	970	$ 659,266
		$ 659,266
Gabon — 0.0%(13)
Gabon Government International Bond, 6.625%, 2/6/31(14)	200	$ 167,472
		$ 167,472
Ghana — 0.1%
Ghana Government International Bond:
7.625%, 5/16/29(14)(18)	349	$ 153,055
7.75%, 4/7/29(14)(18)	200	87,926
8.125%, 3/26/32(14)(18)	576	254,779
8.627%, 6/16/49(14)(18)	740	318,482
8.75%, 3/11/61(14)(18)	597	259,265
		$ 1,073,507
Guatemala — 0.0%(13)
Guatemala Government International Bond, 5.375%, 4/24/32(14)	538	$ 522,129
		$ 522,129
Hungary — 0.1%
Hungary Government International Bond:
2.125%, 9/22/31(14)	815	$ 659,042
6.25%, 9/22/32(1)	400	427,804
6.25%, 9/22/32(14)	300	320,853
		$ 1,407,699
India — 0.1%
Export-Import Bank of India:
2.25%, 1/13/31(14)	600	$ 502,901
Security	Principal Amount* (000's omitted)		Value
India (continued)
Export-Import Bank of India: (continued)
5.50%, 1/18/33(1)		230	$ 238,275
			$ 741,176
Iraq — 0.0%(13)
Republic of Iraq, 5.80%, 1/15/28(14)		141	$ 131,845
			$ 131,845
Ivory Coast — 0.1%
Ivory Coast Government International Bond:
5.25%, 3/22/30(14)	EUR	257	$ 255,375
6.625%, 3/22/48(14)	EUR	1,162	1,026,232
6.875%, 10/17/40(14)	EUR	512	474,494
			$ 1,756,101
Jordan — 0.0%(13)
Kingdom of Jordan:
5.85%, 7/7/30(14)		300	$ 279,750
7.375%, 10/10/47(14)		200	178,321
			$ 458,071
Kazakhstan — 0.1%
Kazakhstan Government International Bond, 6.50%, 7/21/45(14)		500	$ 573,235
			$ 573,235
Kuwait — 0.0%(13)
Kuwait International Government Bond, 3.50%, 3/20/27(14)		247	$ 241,590
			$ 241,590
Lebanon — 0.0%(13)
Lebanese Republic:
5.80%, 4/14/20(14)(18)		57	$ 3,494
6.10%, 10/4/22(14)(18)		972	59,578
6.15%, 6/19/20(18)		75	4,594
6.375%, 3/9/20(18)		1,110	67,988
6.40%, 5/26/23(18)		13	796
6.65%, 11/3/28(14)(18)		147	9,174
6.85%, 5/25/29(18)		3	186
8.20%, 5/17/33(18)		156	9,720
8.25%, 5/17/34(18)		129	8,033
			$ 163,563
Mexico — 0.2%
Mexico Government International Bond:
4.875%, 5/19/33		1,089	$ 1,051,645
5.00%, 4/27/51		755	657,319
5.40%, 2/9/28		1,003	1,029,098
			$ 2,738,062

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Mongolia — 0.0%(13)
Mongolia Government International Bond, 5.125%, 4/7/26(1)		200	$ 194,482
			$ 194,482
Morocco — 0.0%(13)
Morocco Government International Bond, 3.00%, 12/15/32(14)		365	$ 301,168
			$ 301,168
Nigeria — 0.2%
Nigeria Government International Bond:
7.375%, 9/28/33(14)		930	$ 795,708
7.625%, 11/28/47(14)		200	159,197
7.696%, 2/23/38(14)		400	329,138
8.25%, 9/28/51(14)		747	615,184
			$ 1,899,227
North Macedonia — 0.2%
North Macedonia Government International Bond:
1.625%, 3/10/28(14)	EUR	905	$ 868,965
3.675%, 6/3/26(14)	EUR	136	146,173
6.96%, 3/13/27(14)	EUR	884	1,022,185
			$ 2,037,323
Oman — 0.1%
Oman Government International Bond:
5.375%, 3/8/27(14)		470	$ 474,159
6.25%, 1/25/31(14)		483	509,053
6.75%, 1/17/48(14)		230	241,236
7.375%, 10/28/32(14)		457	519,335
			$ 1,743,783
Panama — 0.2%
Panama Bonos del Tesoro:
3.362%, 6/30/31		50	$ 39,448
6.375%, 7/25/33(14)		43	40,399
Panama Government International Bond:
2.252%, 9/29/32		201	147,051
3.16%, 1/23/30		251	214,291
6.70%, 1/26/36		1,400	1,390,887
			$ 1,832,076
Paraguay — 0.1%
Republic of Paraguay, 4.95%, 4/28/31(14)		577	$ 564,739
			$ 564,739
Peru — 0.1%
Peruvian Government International Bond:
2.783%, 1/23/31		926	$ 808,695
3.00%, 1/15/34		250	211,795
Security	Principal Amount* (000's omitted)		Value
Peru (continued)
Peruvian Government International Bond: (continued)
3.30%, 3/11/41		447	$ 348,843
			$ 1,369,333
Romania — 0.1%
Romania Government International Bond:
1.75%, 7/13/30(14)	EUR	471	$ 421,425
3.375%, 1/28/50(14)	EUR	400	302,482
6.625%, 9/27/29(14)	EUR	400	473,128
			$ 1,197,035
Serbia — 0.1%
Serbia Government International Bond, 2.125%, 12/1/30(14)		1,536	$ 1,234,055
			$ 1,234,055
Sri Lanka — 0.1%
Sri Lanka Government International Bond:
5.75%, 4/18/23(14)(18)		858	$ 441,334
6.20%, 5/11/27(14)(18)		800	406,242
6.35%, 6/28/24(14)(18)		760	387,072
6.825%, 7/18/26(14)(18)		200	102,879
6.85%, 3/14/24(14)(18)		230	117,122
6.85%, 11/3/25(14)(18)		400	206,999
			$ 1,661,648
Suriname — 0.3%
Republic of Suriname:
0.00%, 12/31/50(1)		1,760	$ 827,200
7.95%, 7/15/33(1)		3,636	3,158,957
			$ 3,986,157
Turkey — 0.2%
Republic of Turkey:
4.25%, 4/14/26		1,793	$ 1,722,392
6.75%, 5/30/40		863	794,521
			$ 2,516,913
Ukraine — 0.0%(13)
Ukraine Government International Bond:
0.00%, GDP-Linked, 8/1/41(14)(23)		189	$ 85,259
7.75%, 9/1/24(14)(18)		614	191,657
7.75%, 9/1/25(14)(18)		609	182,791
7.75%, 9/1/28(14)(18)		318	89,014
			$ 548,721
United Arab Emirates — 0.2%
Finance Department Government of Sharjah:
4.375%, 3/10/51(14)		1,275	$ 916,158
6.50%, 11/23/32(1)		660	694,340

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
United Arab Emirates (continued)
Finance Department Government of Sharjah: (continued)
6.50%, 11/23/32(14)	640	$ 673,299
		$ 2,283,797
Uruguay — 0.1%
Uruguay Government International Bond:
4.375%, 1/23/31	350	$ 348,001
5.10%, 6/18/50	470	473,097
5.75%, 10/28/34	310	335,730
		$ 1,156,828
Uzbekistan — 0.1%
Republic of Uzbekistan:
3.90%, 10/19/31(14)	564	$ 475,134
4.75%, 2/20/24(14)	355	354,111
5.375%, 2/20/29(14)	300	284,861
		$ 1,114,106
Venezuela — 0.0%(13)
Venezuela Government International Bond:
7.00%, 3/31/38(14)(18)	44	$ 6,731
7.65%, 4/21/25(14)(18)	165	25,984
9.25%, 9/15/27(18)	51	9,759
9.25%, 5/7/28(14)(18)	179	31,297
11.75%, 10/21/26(14)(18)	54	10,452
11.95%, 8/5/31(14)(18)	52	10,108
		$ 94,331
Zambia — 0.1%
Zambia Government International Bond:
5.375%, 9/20/22(14)(18)	288	$ 161,909
8.50%, 4/14/24(14)(18)	655	409,657
8.97%, 7/30/27(14)(18)	225	140,035
		$ 711,601
Total Sovereign Government Bonds (identified cost $56,220,473)		$ 53,768,952

Sovereign Loans — 0.3%
Borrower/Description	Principal Amount (000's omitted)	Value
Kenya — 0.1%
Government of Kenya, Term Loan, 12.062%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	$936	$ 925,985
		$ 925,985
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan, 12.174%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	$2,921	$ 2,968,220
		$ 2,968,220
Total Sovereign Loans (identified cost $3,855,459)		$ 3,894,205

U.S. Government Agency Mortgage-Backed Securities — 26.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 8/1/52	$41,957	$ 41,636,985
5.50%, 5/1/32	223	227,051
6.50%, with various maturities to 2036	1,301	1,341,693
7.00%, with various maturities to 2036	1,041	1,081,360
7.50%, with various maturities to 2035	502	519,649
8.00%, with various maturities to 2030	49	52,015
9.00%, with various maturities to 2031	12	12,549
Federal National Mortgage Association:
4.50%, 7/1/42	2,493	2,490,025
4.569%, (COF + 1.311%), 10/1/36(24)	354	343,610
5.00%, 30-Year, TBA(25)	9,737	9,642,668
5.00%, with various maturities to 2040	2,730	2,774,803
5.327%, (6 mo. RFUCCT + 1.541%), 9/1/37(24)	467	470,181
5.50%, 30-Year, TBA(25)	4,650	4,674,342
5.50%, with various maturities to 2033	286	293,040
5.913%, (1 yr. CMT + 2.276%), 8/1/36(24)	2,215	2,243,382
6.00%, 30-Year, TBA(25)	28,000	28,455,008
6.00%, with various maturities to 2029	70	70,542
6.342%, (COF + 2.004%), 7/1/32(24)	420	428,929
6.50%, with various maturities to 2036	5,314	5,476,598
7.00%, with various maturities to 2037	1,141	1,179,065
7.50%, with various maturities to 2035	573	604,061
8.00%, with various maturities to 2027	18	17,992
8.049%, 9/15/27(8)	19	18,650
8.189%, 9/20/28(8)	5	5,043
8.215%, 10/15/29(8)	5	5,112
8.287%, 6/15/27(8)	8	8,285
8.50%, with various maturities to 2037	117	122,085
9.00%, with various maturities to 2032	87	89,907
9.50%, with various maturities to 2030	13	13,249
Government National Mortgage Association:
4.00%, 9/20/49	218	209,016
4.50%, with various maturities to 2052	2,402	2,353,291
5.00%, 6/20/52	14,368	14,255,481
5.50%, 30-Year, TBA(25)	93,900	94,511,871
6.00%, 30-Year, TBA(25)	98,500	100,141,562
6.00%, with various maturities to 2053	8,212	8,376,800
6.50%, with various maturities to 2053	4,990	5,145,819

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
7.00%, 4/20/26	$31	$ 31,732
7.50%, with various maturities to 2032	522	539,034
8.00%, with various maturities to 2034	613	632,458
9.00%, 12/15/25	33	32,985
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $332,811,733)		$ 330,527,928

Miscellaneous — 0.0%(13)
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(10)(11)	2,257,600	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(10)(11)	$1,186,000	$ 0
		$ 0
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(10)(11)	400,000	$ 0
Alpha Holding S.A., Escrow Certificates(10)(11)	1,530,000	0
		$ 0
Surface Transport — 0.0%(13)
Hertz Corp., Escrow Certificates(11)	$364,000	$ 32,760
		$ 32,760
Total Miscellaneous (identified cost $0)		$ 32,760

Short-Term Investments — 1.5%
Affiliated Fund — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(26)	18,155,825	$ 18,155,825
Total Affiliated Fund (identified cost $18,155,825)		$ 18,155,825

U.S. Treasury Obligations — 0.0%(13)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 2.25%, 1/31/24(27)	$164	$ 163,592
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/1/24(27)	$167	$ 166,267
0.00%, 2/29/24(27)	169	167,568
Total U.S. Treasury Obligations (identified cost $497,370)		$ 497,427
Total Short-Term Investments (identified cost $18,653,195)		$ 18,653,252
Total Investments — 165.7% (identified cost $2,164,366,450)		$2,063,312,955
Less Unfunded Loan Commitments — (0.0)%(13)		$ (10,364)
Net Investments — 165.7% (identified cost $2,164,356,086)		$2,063,302,591
Other Assets, Less Liabilities — (48.3)%		$ (602,079,060)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.4)%		$ (216,248,180)
Net Assets Applicable to Common Shares — 100.0%		$1,244,975,351
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $682,839,360 or 54.8% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2023.
(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(7)	Principal amount is less than $500.
(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

(11)	Non-income producing security.
(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(13)	Amount is less than 0.05% or (0.05)%, as applicable.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of these securities is $76,322,868 or 6.1% of the Fund's net assets applicable to common shares.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(17)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	The stated interest rate represents the weighted average interest rate at December 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(21)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2023, the total value of unfunded loan commitments is $8,292.
(22)	This Senior Loan will settle after December 31, 2023, at which time the interest rate will be determined.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2023.
(25)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(26)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(27)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,497,002	USD	1,623,545	3/20/24	$ 34,151
EUR	1,449,560	USD	1,599,964	3/20/24	5,197
USD	5,781	EUR	5,238	3/20/24	(19)
USD	1,399,211	EUR	1,267,678	3/20/24	(4,545)
USD	1,763,246	EUR	1,597,492	3/20/24	(5,727)
USD	1,932,591	EUR	1,750,917	3/20/24	(6,277)
USD	300,282	EUR	276,877	3/20/24	(6,317)
USD	2,268,339	EUR	2,055,104	3/20/24	(7,368)

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	3,894,856	EUR	3,528,719	3/20/24	$(12,651)
					$(3,556)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	46,065,676	EUR	42,161,465	Standard Chartered Bank	1/3/24	$ —	$ (478,480)
EUR	174,696	USD	191,821	Australia and New Zealand Banking Group Limited	1/31/24	1,246	—
EUR	409,534	USD	446,841	Citibank, N.A.	1/31/24	5,759	—
EUR	175,060	USD	192,653	Citibank, N.A.	1/31/24	816	—
EUR	113,890	USD	123,207	Goldman Sachs International	1/31/24	2,660	—
EUR	78,480	USD	84,647	Goldman Sachs International	1/31/24	2,086	—
EUR	258,222	USD	279,473	Standard Chartered Bank	1/31/24	5,904	—
EUR	12,582	USD	13,728	Standard Chartered Bank	1/31/24	177	—
GBP	92,185	USD	116,800	Citibank, N.A.	1/31/24	722	—
GBP	45,781	USD	57,853	Standard Chartered Bank	1/31/24	510	—
USD	20,423	CAD	27,230	NatWest Group PLC	1/31/24	—	(135)
USD	14,698	CAD	20,101	NatWest Group PLC	1/31/24	—	(478)
USD	455,094	CAD	629,526	NatWest Group PLC	1/31/24	—	(20,197)
USD	56,276	EUR	51,090	Australia and New Zealand Banking Group Limited	1/31/24	—	(187)
USD	18,652	EUR	17,141	Bank of America, N.A.	1/31/24	—	(291)
USD	765,357	EUR	719,522	Bank of America, N.A.	1/31/24	—	(29,830)
USD	20,809	EUR	18,926	Citibank, N.A.	1/31/24	—	(107)
USD	293,412	EUR	266,856	Citibank, N.A.	1/31/24	—	(1,506)
USD	18,317	EUR	16,617	Goldman Sachs International	1/31/24	—	(47)
USD	16,645	EUR	15,603	Goldman Sachs International	1/31/24	—	(599)
USD	519,046	EUR	470,862	Goldman Sachs International	1/31/24	—	(1,332)
USD	208,205	EUR	190,699	Goldman Sachs International	1/31/24	—	(2,548)
USD	360,610	EUR	338,036	Goldman Sachs International	1/31/24	—	(12,973)
USD	5,971	EUR	5,474	HSBC Bank USA, N.A.	1/31/24	—	(78)
USD	394,310	EUR	361,478	HSBC Bank USA, N.A.	1/31/24	—	(5,181)
USD	202,814	EUR	188,203	NatWest Group PLC	1/31/24	—	(5,181)
USD	181,579	EUR	171,654	Standard Chartered Bank	1/31/24	—	(8,126)
USD	152,351	EUR	137,572	State Street Bank and Trust Company	1/31/24	312	—
USD	273,417	EUR	248,237	State Street Bank and Trust Company	1/31/24	—	(924)
USD	108,917	EUR	100,000	State Street Bank and Trust Company	1/31/24	—	(1,599)
USD	139,572	EUR	129,516	State Street Bank and Trust Company	1/31/24	—	(3,564)
USD	295,653	EUR	279,486	State Street Bank and Trust Company	1/31/24	—	(13,224)
USD	15,289,438	EUR	14,379,760	State Street Bank and Trust Company	1/31/24	—	(602,493)
USD	17,269,687	EUR	16,257,192	State Street Bank and Trust Company	1/31/24	—	(697,106)
USD	1,781	GBP	1,418	Citibank, N.A.	1/31/24	—	(27)

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	66,420	GBP	52,883	Citibank, N.A.	1/31/24	$ —	$ (998)
USD	3,877	GBP	3,048	Goldman Sachs International	1/31/24	—	(8)
USD	82,567	GBP	64,905	Goldman Sachs International	1/31/24	—	(177)
USD	6,752	GBP	5,486	State Street Bank and Trust Company	1/31/24	—	(241)
USD	119,702	GBP	95,294	State Street Bank and Trust Company	1/31/24	—	(1,783)
USD	254,150	GBP	206,483	State Street Bank and Trust Company	1/31/24	—	(9,084)
USD	305,128	GBP	250,929	State Street Bank and Trust Company	1/31/24	—	(14,767)
USD	5,022,307	GBP	4,130,208	State Street Bank and Trust Company	1/31/24	—	(243,062)
USD	46,627,516	EUR	42,161,465	Standard Chartered Bank	2/2/24	28,697	—
USD	1,623,823	EUR	1,500,000	Australia and New Zealand Banking Group Limited	2/29/24	—	(35,824)
USD	523,210	EUR	474,427	Bank of America, N.A.	2/29/24	—	(1,712)
USD	5,809,976	EUR	5,265,000	Bank of America, N.A.	2/29/24	—	(15,384)
USD	5,776,165	EUR	5,234,593	Bank of America, N.A.	2/29/24	—	(15,553)
USD	5,711,433	EUR	5,180,000	Bank of America, N.A.	2/29/24	—	(19,881)
USD	5,804,167	EUR	5,260,000	HSBC Bank USA, N.A.	2/29/24	—	(15,662)
USD	5,958,898	EUR	5,400,000	Standard Chartered Bank	2/29/24	—	(15,831)
USD	5,654,753	GBP	4,465,440	Bank of America, N.A.	2/29/24	—	(38,820)
USD	78,748	GBP	62,142	Standard Chartered Bank	2/29/24	—	(485)
USD	856,815	EUR	768,519	Australia and New Zealand Banking Group Limited	3/28/24	5,516	—
USD	7,317,060	EUR	6,562,251	Goldman Sachs International	3/28/24	47,968	—
USD	7,192,556	EUR	6,450,000	State Street Bank and Trust Company	3/28/24	47,806	—
USD	7,358,150	EUR	6,600,000	State Street Bank and Trust Company	3/28/24	47,242	—
USD	7,350,989	EUR	6,595,000	State Street Bank and Trust Company	3/28/24	45,620	—
						$243,041	$(2,315,485)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	74	Long	3/28/24	$ 15,237,641	$ 137,962
U.S. 5-Year Treasury Note	933	Long	3/28/24	101,485,618	2,186,001
U.S. 10-Year Treasury Note	101	Long	3/19/24	11,401,953	355,000
U.S. Ultra 10-Year Treasury Note	27	Long	3/19/24	3,186,422	154,610
Euro-Bobl	(25)	Short	3/7/24	(3,291,979)	(59,613)
Euro-Bund	(7)	Short	3/7/24	(1,060,388)	(33,074)
Euro-Buxl	(9)	Short	3/7/24	(1,408,066)	(110,540)
U.S. 2-Year Treasury Note	(9)	Short	3/28/24	(1,853,227)	(20,178)
U.S. 5-Year Treasury Note	(108)	Short	3/28/24	(8,049,234)	(264,408)
U.S. 10-Year Treasury Note	(75)	Short	3/19/24	(6,660,547)	(295,687)
U.S. Long Treasury Bond	(151)	Short	3/19/24	(999,500)	(1,340,923)
U.S. Ultra 10-Year Treasury Note	(1)	Short	3/19/24	(118,016)	(5,165)

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra-Long Treasury Bond	(30)	Short	3/19/24	$ (4,007,813)	$ (384,039)
					$319,946
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	$700	1.00% (pays quarterly)(1)	1.56%	12/20/28	$(17,079)	$22,069	$4,990
Total	$700				$(17,079)	$22,069	$4,990
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$2,041	1.00% (pays quarterly)(1)	1.38%	12/20/31	$(51,675)	$72,694	$21,019
Total		$2,041				$(51,675)	$72,694	$21,019
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2023, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,741,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $28,280,570, which represents 2.3% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.352%, 6/15/47	$342,690	$ —	$ —	$ —	$(4,306)	$339,388	$12,977	$363,000
Series 2015-C23, Class D, 4.138%, 7/15/50	2,054,435	—	—	—	253,569	2,318,759	95,159	2,670,000
Series 2016-C29, Class D, 3.00%, 5/15/49	2,540,356	—	—	—	134,302	2,690,386	96,219	3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,054,795	—	—	—	(145,484)	920,428	51,867	1,600,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,198,211	—	—	—	(140,469)	2,083,706	137,461	4,488,667
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR + 3.642%), 5/15/36	1,743,153	—	—	—	28,925	1,772,078	123,049	1,845,000

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$26,067,123	$499,568,376	$(507,479,674)	$ —	$ —	$18,155,825	$1,183,609	18,155,825
Total				$ —	$126,537	$28,280,570	$1,700,341
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 133,071,087	$ —	$ 133,071,087
Closed-End Funds	20,638,300	—	—	20,638,300
Collateralized Mortgage Obligations	—	224,853,969	—	224,853,969
Commercial Mortgage-Backed Securities	—	65,867,395	—	65,867,395
Common Stocks	660,133	7,688,243	103,178	8,451,554
Convertible Bonds	—	3,159,602	—	3,159,602
Corporate Bonds	—	647,821,399	—	647,821,399
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	551,515,647	1,046,541	552,562,188
Sovereign Government Bonds	—	53,768,952	—	53,768,952
Sovereign Loans	—	3,894,205	—	3,894,205
U.S. Government Agency Mortgage-Backed Securities	—	330,527,928	—	330,527,928
Miscellaneous	—	32,760	0	32,760
Short-Term Investments:
Affiliated Fund	18,155,825	—	—	18,155,825
U.S. Treasury Obligations	—	497,427	—	497,427
Total Investments	$39,454,258	$2,022,698,614	$1,149,719	$2,063,302,591
Forward Foreign Currency Exchange Contracts	$ —	$ 282,389	$ —	$ 282,389
Futures Contracts	2,833,573	—	—	2,833,573
Total	$42,287,831	$2,022,981,003	$1,149,719	$2,066,418,553
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (2,358,389)	$ —	$ (2,358,389)
Futures Contracts	(2,513,627)	—	—	(2,513,627)
Swap Contracts	—	(68,754)	—	(68,754)
Total	$(2,513,627)	$ (2,427,143)	$ —	$ (4,940,770)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Eaton Vance
Limited Duration Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.